UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-07303

 NAME OF REGISTRANT:                     Global Growth Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                08/31

 DATE OF REPORTING PERIOD:               07/01/2007 - 06/30/2008



Global Growth Portfolio
--------------------------------------------------------------------------------------------------------------------------
 ADDAX PETROLEUM CORPORATION                                                                 Agenda Number:  932912202
--------------------------------------------------------------------------------------------------------------------------
        Security:  00652V102
    Meeting Type:  Annual
    Meeting Date:  26-Jun-2008
          Ticker:  ADXTF
            ISIN:  CA00652V1022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     REAPPOINTMENT OF DELOITTE & TOUCHE LLP, CHARTERED         Mgmt          For                            For
       ACCOUNTANTS, AS AUDITOR OF THE CORPORATION
       FOR THE ENSUING YEAR, AT SUCH REMUNERATION
       AS MAY BE APPROVED BY THE AUDIT COMMITTEE OF
       THE CORPORATION.

02     DIRECTOR
       PETER DEY                                                 Mgmt          For                            For
       S. PAUL DE HEINRICH                                       Mgmt          For                            For
       JEAN CLAUDE GANDUR                                        Mgmt          For                            For
       GERRY MACEY                                               Mgmt          For                            For
       BRIAN ANDERSON                                            Mgmt          For                            For
       AFOLABI OLADELE                                           Mgmt          For                            For
       JAMES DAVIE                                               Mgmt          For                            For
       WESLEY TWISS                                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AIR FRANCE-KLM                                                                              Agenda Number:  701267432
--------------------------------------------------------------------------------------------------------------------------
        Security:  F01699135
    Meeting Type:  OGM
    Meeting Date:  12-Jul-2007
          Ticker:
            ISIN:  FR0000031122
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No vote
       YOU.

O.1    Approve the financial statements and statutory            Mgmt          For                            For
       reports

O.2    Approve to accept consolidated financial statements       Mgmt          For                            For
       and statutory reports

O.3    Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 0.48 per share

O.4    Approve the special Auditors' report regarding            Mgmt          For                            For
       related-party transactions

O.5    Grant authority to repurchase up to 10% of issued         Mgmt          For                            For
       Share capital

E.6    Grant authority to issue equity or equity-linked          Mgmt          For                            For
       securities with pre-emptive rights up to aggregate
       nominal amount of EUR 500 million

E.7    Grant authority to issue equity or equity-linked          Mgmt          Against                        Against
       securities without pre-emptive rights up to
       aggregate nominal amount of EUR 500 million

E.8    Approve to increase authorize capital of up               Mgmt          For                            For
       to 10% of issued capital for future acquisitions

E.9    Grant authority for capitalization of reserves            Mgmt          For                            For
       of Up to EUR 500 million for bonus issue or
       increase in par value

E.10   Grant authority up to 0.5% of issued capital              Mgmt          For                            For
       for use in restricted Stock Plan

E.11   Approve the Employee Savings-Related Share Purchase       Mgmt          Against                        Against
       Plan

E.12   Amend Article 17 of By-laws Regarding: Employee           Mgmt          For                            For
       Shareholder Representatives

E.13   Approve to cancel Article 29 of By-laws Regarding:        Mgmt          For                            For
       Strategic Management Committee

E.14   Amend Article 31 of By-laws Regarding: Record             Mgmt          For                            For
       Date

E.15   Grant authority to fill the required documents/other      Mgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 AISIN SEIKI CO.,LTD.                                                                        Agenda Number:  701610859
--------------------------------------------------------------------------------------------------------------------------
        Security:  J00714105
    Meeting Type:  AGM
    Meeting Date:  20-Jun-2008
          Ticker:
            ISIN:  JP3102000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

5      Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options

6      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Directors

7      Amend the Compensation to be received by Directors        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ANGLO-IRISH BANK CORP PLC                                                                   Agenda Number:  701440240
--------------------------------------------------------------------------------------------------------------------------
        Security:  G03815118
    Meeting Type:  AGM
    Meeting Date:  01-Feb-2008
          Ticker:
            ISIN:  IE00B06H8J93
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts for the YE 30 SEP 2007               Mgmt          For                            For
       and the reports of the Directors and the Auditors
       thereon

2.     Declare a final dividend on the ordinary shares           Mgmt          For                            For
       in the capital of the Company in respect of
       the YE 30 SEP 2007

3.a    Re-elect Mr. Noel Harwerth as a Director, who             Mgmt          For                            For
       retires in accordance with the Articles of
       Association

3.b    Re-elect Mr. William McAteer as a Director,               Mgmt          For                            For
       who retires in accordance with the Articles
       of Association

3.c    Re-elect Mr. Ned Sullivan as a Director, who              Mgmt          For                            For
       retires in accordance with the Articles of
       Association

3.d    Re-elect Mr. Lar Bradshaw as a Director, who              Mgmt          For                            For
       retires in accordance with the Articles of
       Association

3.e    Re-elect Mr. Michael Jacob as a Director, who             Mgmt          Against                        Against
       retires in accordance with the Articles of
       Association

4.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

S.5    Authorize the Company and/or any subsidiary               Mgmt          For                            For
       [being a body corporate as referred to in the
       European Communities [Public Limited Company
       Subsidiaries] Regulations 1997] of the Company
       to make market purchase [as defined by Section
       212 of the Companies Act 1990 [the 1990 Act]]
       of shares of any class of the Company on such
       terms and conditions and in such manner as
       the Directors may from time to time determine
       in accordance with and subject to the provisions
       of the 1990 Act, and Article 8(c) of the Articles
       of Association of the Company; the reissue
       price range at which any treasury shares [as
       defined by Section 209 of the 1990 Act] for
       the time being held by Company may be reissued
       off market shall be the price range set out
       in Article 8(d) of the Articles of Association
       of the Company; [Authority expires the earlier
       of, the conclusion of the next AGM of the Company
       or 30 APR 2009]

S.6    Amend Article 8(a) of the Articles of Association         Mgmt          For                            For
       of the Company as specified

S.7    Authorize the Directors, for the purposes of              Mgmt          For                            For
       Section 24 of the Companies [Amendment] Act
       1983 [the 1983 Act], to allot equity securities
       for cash pursuant to and in accordance with
       Article 8(b) of the Articles of Association
       of the Company; [Authority expires the earlier
       of, the conclusion of the next AGM of the Company
       or 30 APR 2009]

8.     Approve the Rules of the Anglo Irish Bank Corporation     Mgmt          For                            For
       plc 2008 Performance Share Award Plan [the
       Performance Share Plan], as specified and authorize
       the Directors to: (a) adopt the Performance
       Share Plan and make such modifications to the
       Performance Share Plan as they may consider
       appropriate to take account of the requirements
       of best practice and to do all such other acts
       and things as they may consider appropriate
       to implement the Performance Share Plan; and,
       (b) establish further plans based on the Performance
       Share Plan but modified to take account of
       local tax, exchange control or securities laws
       in overseas territories, provided that any
       shares made available under such plans are
       treated as counting against the limits on individual
       or overall participation in the Performance
       Share Plan

9.     Approve, subject to the passing the Resolution            Mgmt          For                            For
       8, the amended Rules of the Anglo Irish Bank
       Corporation plc 1999 Share Option Scheme [the
       Amended Rules] and authorize the Directors
       to adopt them and to make such modifications
       as they may consider appropriate to take account
       of the requirements of best practice and to
       do all such other acts and things as they may
       consider appropriate to implement the Amended
       Rules




--------------------------------------------------------------------------------------------------------------------------
 ATLAS COPCO AB, NACKA                                                                       Agenda Number:  701500705
--------------------------------------------------------------------------------------------------------------------------
        Security:  W10020134
    Meeting Type:  OGM
    Meeting Date:  24-Apr-2008
          Ticker:
            ISIN:  SE0000122467
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

1.     Opening of the meeting and elect Mr. Sune Carlsson        Mgmt          For                            For
       as a Chairman of the Committee

2.     Approve the voting list                                   Mgmt          For                            For

3.     Approve the agenda                                        Mgmt          For                            For

4.     Elect 1 or 2 persons to approve the minutes               Mgmt          For                            For

5.     Approve to determine whether the meeting has              Mgmt          For                            For
       been properly convened or not

6.     Receive the annual report and the Auditor's               Mgmt          For                            For
       report as well as the consolidated annual report
       and the consolidated Auditor's report

7.     The President's speech and questions from shareholders    Mgmt          For                            For
       to the Board of Directors and the Management

8.     Receive the report on the functions of and work           Mgmt          For                            For
       performed by the Board of Directors and its
       Audit Committee

9.a    Approve the profit and loss account and the               Mgmt          For                            For
       balance sheet as well as the consolidated profit
       and loss account and the consolidated balance
       sheet as well as the presentation by the Auditor

9.b    Grant discharge from liability to the Board               Mgmt          For                            For
       Members and the President

9.c    Approve a dividend for 2007 is decided to be              Mgmt          For                            For
       SEK 3.00 per share according to the approved
       balance sheet

9.d    Approve 29 APR 2008 as the record day for the             Mgmt          For                            For
       dividend, and the dividend is expected to be
       distributed by VPC on 05 MAY 2008

10.    Approve to determine the number of Board Members          Mgmt          For                            For
       at 8 and Deputy Members to be elected at the
       meeting

11.    Re-elect Messrs. Sune Carlsson, Jacob Wallenberg,         Mgmt          Against                        Against
       Gunnar Brock, Staffan Bohman, Ulla Litzen,
       Anders Ullberg as the Board Members; and elect
       Messrs. Margareth Ovrum and Johan Forssell
       as the new Members of the Board and Mr. Sune
       Carlsson as a Chairman and Mr. Jacob Wallenberg
       as a Vice Chairman of the Board of Directors

12.    Approve a fee of SEK 1,500,000 to the Chairman,           Mgmt          For                            For
       SEK 550,000 to the Vice Chairman and SEK 450,000
       to each other Board Member not employed by
       the Company, a fee to the Members of the Audit
       Committee of SEK 170,000 to the Chairman and
       SEK 110,000 to the other 2 Members, a fee to
       each of the 3 Members of the Remuneration Committee
       of SEK 60,000; a fee of SEK 60,000 to each
       Board Member who, in addition to the above,
       participates in a Committee in accordance with
       a decision of the Board of Directors; each
       nominated Board Member shall have the right
       to receive a part of the Board fee in the form
       of synthetic shares and the remaining part
       in cash; the part that could be in the form
       of synthetic shares amounts, for the Chairman
       to SEK 825,000, to the Vice Chairman to SEK
       300,000 and to the other Board Members not
       employed by the Company to SEK 250,000 and
       as specified

13.a   Approve the guiding principles for remuneration           Mgmt          For                            For
       for the Senior Executives as specified

13.b   Approve the performance related Personnel Option          Mgmt          For                            For
       Program for 2008 as specified

13.c   Approve the acquisition and transfer of series            Mgmt          For                            For
       A shares of the Company in connection with
       the personnel option program 2008 as specified

14.    Approve the acquisition and transfer of series            Mgmt          For                            For
       A shares of the Company in connection with
       the personnel option program 2008 as specified

15.    Authorize the Board of Directors until the next           Mgmt          For                            For
       AGM, considering the proposals in Resolutions
       12 and 13 regarding mandate for the Board to
       acquire shares as well as to the number of
       shares already owned by the Company, to decide
       at 1 or more occasions on the acquisition of
       shares in the Company in accordance with the
       following: 1) the acquisition may be made by
       maximum the number of series A shares or series
       B shares or a combination of those that the
       Company's possession of shares after each acquisition
       does not exceed 10% of the total number of
       the shares issued by the Company; 2) the shares
       may only be acquired on the Nordic Stock Exchange
       in Stockholm; and 3) the shares may only be
       acquired at a price per share within the registered
       trading interval at any given point in time

16.    Receive the report on the work performed by               Mgmt          For                            For
       the Nomination Committee and approve the proposal
       regarding the Nomination Committee as specified

17.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AUSTRALIA & NEW ZEALAND BANKING GROUP LTD, MELBOURNE VIC                                    Agenda Number:  701407430
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q09504137
    Meeting Type:  AGM
    Meeting Date:  18-Dec-2007
          Ticker:
            ISIN:  AU000000ANZ3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report, financial report               Non-Voting    No vote
       and the reports of the Directors and of the
       Auditor for the YE 30 SEP 2007

s.2.a  Approve the terms and conditions of the selective         Mgmt          For                            For
       buy back agreement relating to the buy back
       of the preferences shares which form part of
       the ANZ Stapled Exchangeable Preferred Securities
       [ANZ StEPS] as specified

s.2.b  Approved the terms and conditions of the selective        Mgmt          For                            For
       reduction of capital relating to the preference
       shares which form part of ANZ StEPS as specified

S.3    Adopt the Constitution as specified                       Mgmt          For                            For

4.     Approve, in accordance with ASX Listing Rule              Mgmt          For                            For
       10.14, the allocation of AUD 9 million worth
       of deferred shares for the benefit of Mr. Michael
       Smith, the Managing Director and Chief Executive
       Officer of the Company on the terms and conditions
       as specified

5.     Approve, in accordance with ASX Listing Rule10.14,        Mgmt          For                            For
       to grant 3 tranches of performance rights equivalent
       in value to AUD 9 million to Mr. Michael Smith,
       the Managing Director and Chief Executive Officer
       of the Company on the terms and conditions
       as specified

6.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       SEP 2007

       PLEASE NOTE THAT ALTHOUGH THERE ARE 5 CANDIDATES          Non-Voting    No vote
       TO BE ELECTED AS DIRECTORS, THERE ARE ONLY
       4 VACANCIES AVAILABLE TO BE FILLED AT THE MEETING.
       THE STANDING INSTRUCTIONS FOR THIS MEETING
       WILL BE DISABLED AND, IF YOU CHOOSE, YOU ARE
       REQUIRED TO VOTE FOR ONLY 4 OF THE 5 DIRECTORS.
       THANK YOU.

7.a    Elect Mr. R.J. Reeves as a Director                       Mgmt          Against                        Against

7.b    Re-elect Mr. D.E. Meiklejohn as a Director who            Mgmt          For                            For
       retires in accordance with the Company's Constitution

7.c    Re-elect Mr. J.P Morschel as a Director who               Mgmt          For                            For
       retires in accordance with the Company's Constitution

7.d    Elect Mr. I. J. Macfarlane as a Director who              Mgmt          For                            For
       retires in accordance with the Company's Constitution

7.e    Re-elect Dr. G. J. Clark as a Director who retires        Mgmt          No vote
       in accordance with the Company's Constitution




--------------------------------------------------------------------------------------------------------------------------
 BANK OF IRELAND (THE GOVERNOR AND COMPANY OF THE BANK OF IRELAND)                           Agenda Number:  701311083
--------------------------------------------------------------------------------------------------------------------------
        Security:  G49374146
    Meeting Type:  CRT
    Meeting Date:  17-Jul-2007
          Ticker:
            ISIN:  IE0030606259
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          For                            For
       accounts for the YE 31 MAR 2007

2.     Approve to declare a dividend                             Mgmt          For                            For

3.A    Elect Mr. Richie Boucher as a Director                    Mgmt          For                            For

3.B    Elect Mr. Des Crowley as a Director                       Mgmt          For                            For

3.C    Elect Mr. Denis Donovan as a Director                     Mgmt          For                            For

3.D    Elect Mr. Dennis Holt as a member of the Remuneration     Mgmt          For                            For
       Committee

3.E    Re-elect Mr. Brian Goggin as a Director                   Mgmt          For                            For

3.F    Re-elect Mr. Paul Horan as a Director                     Mgmt          For                            For

3.G    Re-elect Mr. Terry Neill as a member of the               Mgmt          For                            For
       Remuneration Committee

3.H    Elect Ms. Rose Hynes as a Director                        Mgmt          For                            For

3.I    Elect Mr. Jerome Kennedy as a Director                    Mgmt          For                            For

3.J    Elect Ms. Heather Ann McSharry as a Director              Mgmt          For                            For

4.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

S.5    Approve to renew the Bank's authority to purchase         Mgmt          For                            For
       its own stock

S.6    Approve to determine the re-issue price range             Mgmt          For                            For
       for treasury stock

S.7    Approve to renew the Directors authority to               Mgmt          For                            For
       issue ordinary stock on an non pre-emptive
       basis for cash

S.8    Approve to renew the Directors authority to               Mgmt          For                            For
       issue ordinary stock on an non pre-emptive
       basis other than for cash




--------------------------------------------------------------------------------------------------------------------------
 BHP BILLITON LTD                                                                            Agenda Number:  701375063
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q1498M100
    Meeting Type:  AGM
    Meeting Date:  28-Nov-2007
          Ticker:
            ISIN:  AU000000BHP4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for BHP Billiton         Mgmt          For                            For
       Plc for the YE 30 JUN 2007, together with the
       Directors' report and the Auditor's report
       as specified

2.     Receive the financial statements for BHP Billiton         Mgmt          For                            For
       Limited for the YE 30 JUN 2007, together with
       the Directors' report and the Auditor's report
       as specified

3.     Re-elect Mr. David A. Crawford as a Director              Mgmt          For                            For
       of BHP Billiton Plc

4.     Re-elect Mr. David A. Crawford as a Director              Mgmt          For                            For
       of BHP Billiton Limited

5.     Re-elect Mr. Don R. Argus as a Director of BHP            Mgmt          For                            For
       Billiton Plc

6.     Re-elect Mr. Don R. Argus as a Director of BHP            Mgmt          For                            For
       Billiton Limited

7.     Re-elect Mr. Carlos A. S. Cordeiro as a Director          Mgmt          For                            For
       of BHP Billiton Plc, who retires by rotation

8.     Re-elect Mr. Carlos A. S. Cordeiro as a Director          Mgmt          For                            For
       of BHP Billiton Limited, who retires by rotation

9.     Re-elect The Hon E. Gail de Planque as a Director         Mgmt          For                            For
       of BHP Billiton Plc, who retires by rotation

10.    Re-elect The Hon E. Gail de Planque as a Director         Mgmt          For                            For
       of BHP Billiton Limited, who retires by rotation

11.    Re-elect Dr. David A. L. Jenkins as a Director            Mgmt          For                            For
       of BHP Billiton Plc, who retires by rotation

12.    Re-elect Dr. David A. L. Jenkins as a Director            Mgmt          For                            For
       of BHP Billiton Limited, who retires by rotation

13.    Re-appoint KPMG Audit Plc as the Auditor of               Mgmt          For                            For
       BHP Billiton Plc and authorize the Directors
       to agree their remuneration

14.    Approve that the authority and power to allot             Mgmt          For                            For
       relevant securities conferred on the Directors
       by Article 9 of BHP Billiton Plc's Articles
       of Association be renewed for the period ending
       on the later of the AGM of BHP Billiton Plc
       and the AGM of BHP Billiton Limited in 2008,
       and for such period the Section 80 amount [under
       the United Kingdom Companies Act 1985] shall
       be USD 278,081,499

S.15   Approve that the authority and power to allot             Mgmt          For                            For
       equity securities for cash conferred on the
       Directors by Article 9 of BHP Billiton Plc's
       Articles of Association be renewed for the
       period ending on the later of the AGM of BHP
       Billiton Plc and the AGM of BHP Billiton Limited
       in 2008, and for such period the Section 89
       amount [under the United Kingdom Companies
       Act 1985] shall be USD 58,200,632

S.16   Authorize BHP Billiton Plc, in accordance with            Mgmt          For                            For
       Article 6 of its Articles of Association and
       Section 166 of the United Kingdom Companies
       Act 1985, to make market purchases [Section
       163 of that Act] of ordinary shares of USD
       0.50 nominal value each in the capital of BHP
       Billiton Plc ["shares"] provided that: a) the
       maximum aggregate number of shares to be purchased
       be 232,802,528, representing 10% of BHP Billiton
       Plc's issued share capital; b) the minimum
       price that may be paid for each share is USD
       0.50, being the nominal value of such a share;
       c) the maximum price that may be paid for any
       share is not more than 5% above the average
       of the middle market quotations for a share
       taken from the London Stock Exchange Daily
       Official List for the 5 business days immediately
       preceding the date of purchase of the shares;
       [Authority expires on the earlier of 25 APR
       2009 and the later of the AGM of BHP Billiton
       Plc and the AGM of BHP Billiton Limited in
       2008]; BHP Billiton Plc may enter into a contract
       for the purchase of shares before the expiry
       of this authority, which would or might be
       completed wholly or partly after such expiry

S17.1  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 31 DEC 2007

S17.2  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 15 FEB 2008

S17.3  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 30 APR 2008

S17.4  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 31 MAY 2008

S17.5  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 15 JUN 2008

S17.6  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 31 JUL 2008

S17.7  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 15 SEP 2008

S17.8  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 30 NOV 2008

18.    Approve the remuneration report for the YE 30             Mgmt          For                            For
       JUN 2007

19.    Approve the grant of Deferred Shares and Options          Mgmt          For                            For
       under the BHP Billiton Limited Group Incentive
       Scheme [GIS] and the grant of Performance Shares
       under the BHP Billiton Limited Long Term Incentive
       Plan [LTIP] to the Executive Director Mr. M.
       J. Kloppers, in the specified manner

20.    Approve the grant of Deferred Shares and Options          Mgmt          For                            For
       under the BHP Billiton Limited Group Incentive
       Scheme [GIS] to Mr. C. W. Goodyear, in the
       specified manner

S.21   Amend the Articles of Association of BHP Billiton         Mgmt          For                            For
       Plc by deleting Article 82

S.22   Amend the Constitution of BHP Billiton Limited            Mgmt          For                            For
       by deleting Rule 82




--------------------------------------------------------------------------------------------------------------------------
 BNP PARIBAS, PARIS                                                                          Agenda Number:  701502999
--------------------------------------------------------------------------------------------------------------------------
        Security:  F1058Q238
    Meeting Type:  OGM
    Meeting Date:  21-May-2008
          Ticker:
            ISIN:  FR0000131104
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No vote
       YOU.

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the FYE in 31 DEC
       2007, in the form presented to the meeting

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the YE in 31 DEC 2007, as presented,
       showing an after Tax net income of EUR 4,531,
       812,601.84

O.3    Authorize the Board of Directors, to resolves             Mgmt          For                            For
       that the income for the FY be appropriated
       as follows: net income for the FY: EUR 4,531,812,601.84
       profit retained earnings: EUR 12,439,561,352.21
       total EUR 16,971,373,954.05 to the special
       investment reserve: EUR 19,544, 500.00 dividends:
       EUR 3,034,079,740 .75 retained earnings: EUR
       13,917,7 49,713.30 total : EUR 16,971,373,95
       4.05 the shareholders will receive a net dividend
       of EUR 3.35 per s hare [of a par value of EUR
       2.00 each], and will entitle to the deduction
       provided by the French Tax Code [Article 158.3.2],
       this dividend will be paid on 29 MAY 2008,
       the Company holding some of its own shares,
       so that the amount of the unpaid dividend on
       such shares shall be allocated to the 'retained
       earnings' account as required by Law, it is
       reminded that, for the last 3 FY, the dividends
       paid, were as follows: EUR 2.00 for FY 2004
       EUR 2.60 for FY 2005 EUR 3.10 for FY 2006;
       and to withdraw from the 'retained earnings'
       account the necessary sums to pay the dividend
       above mentioned, related to the shares of which
       the exercises of the stock subscription options
       were carried out before the day the dividend
       was paid

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements Governed by Articles L.225.38 and
       sequential of the French Commercial Code, approves
       said report and the agreements referred to
       therein

O.5    Authorize the Board of Directors to buy back              Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 100.00, maximum number
       of shares to be acquired: 10 % of the share
       capital, that is 90,569, 544 shares, maximum
       funds invested in the share buybacks: EUR 9,056,95
       4,400.00; [authority expires at 18 month period]
       it supersedes the authorization granted by
       the combined shareholders' meeting of 15 MAY
       2007 in its Resolution number 5; and to take
       all necessary measures and accomplish all necessary
       formalities

O.6    Appoints Mrs. Daniela Weber Rey as a Director             Mgmt          For                            For
       for a 3 year period

O.7    Approve to renew appointment of Mr. Francois              Mgmt          For                            For
       Grappotte as Director for a 3 year period

O.8    Approve to renew appointment of Mr. Francois              Mgmt          For                            For
       Lepet it as Director for a 3 year period

O.9    Approve to renew appointment of Mrs. Suzanne              Mgmt          For                            For
       Berge R. Keniston as Director for a 3 year
       period

O.10   Approve to renew appointment of Mrs. Helene               Mgmt          For                            For
       Ploix as Director for a 3 year period

O.11   Approve to renew appointment of Mr. Baudouin              Mgmt          For                            For
       Prot as Director for a 3 year period

O.12   Authorize the Bearer of an original, a copy               Mgmt          For                            For
       or extract of the minutes of this meeting to
       carry out all filings, publications and other
       formalities prescribed by Law

E.13   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on 1 or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       1,000,000,000.00, by issuance, with preferred
       subscript ion rights maintained, of BNP Pariba
       s' ordinary shares and securities giving access
       to BNP Paribas' capital, the maximum nominal
       amount of debt securities which may be issued
       shall not exceed EUR 10,000,000,000 .00, [authority
       expires at 26 month period] it Supersedes,
       for the unused amounts, any and all earlier
       delegations to the same effect; and to take
       all necessary measures and accomplish all necessary
       formalities, to charge the share issuance costs
       against the related premiums and deduct from
       the premiums the amounts necessary to fund
       the Legal Reserve

E.14   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on 1 or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       350,000,000.00, by issuance, without preemptive
       subscription rights and granting of a priority
       time limit, of BNP Paribas' shares and securities
       giving access to BNP Paribas' capital, the
       maximum nominal amount of debt securities which
       may be issued shall not exceed EUR 7,000,000,000.00;
       [authority expires at 26 month period]; it
       supersedes, for the unused amounts, any and
       all earlier delegations to the same effect;
       and to take all necessary measures and accomplish
       all necessary formalities, to charge the share
       issuance costs against the related premiums
       and deduct from the premiums the amounts necessary
       to fund the Legal Reserve

E.15   Authorize the Board of Directors to increase              Mgmt          For                            For
       on 1 or more occasions, without preemptive
       subscript ion rights, the share capital to
       a maximum nominal amount of EUR 250,0 00,000.00,
       by issuance of shares tendered to any public
       exchange offer made by BNP Paribas; [Authority
       expires at 26 month period], and to take all
       necessary measures and accomplish all necessary
       formalities, to charge the share issuance costs
       against the related premiums and deduct from
       the premiums the amounts necessary to fund
       the Legal Reserve

E.16   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, up to 10 % of the share
       capital, by way of issuing , without pre emptive
       subscription rights, shares or securities giving
       access to the capital, in consideration for
       the contributions in kind granted to the Company
       and comprised of unquoted capital securities;
       [Authority expires at 26 month period] and
       to take all necessary measures and accomplish
       all necessary formalities, to charge the share
       issuance costs against the related premiums
       and deduct from the premiums the amounts necessary
       to fund the Legal Reserve

E.17   Approve to decides that the overall nominal               Mgmt          For                            For
       amount pertaining to: the capital increases
       to be carried out with the use of the authorizations
       given by Resolutions 14 to 16 shall not exceed
       EUR 350,000,000.00, the issues of debt securities
       to be carried out with the use of the authorizations
       given by Resolutions Number 14 to 16 shall
       not exceed EUR 7,000,000,000.00, the shareholders'
       subscription rights being cancelled

E.18   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, in 1 or more occasions and
       at its sole discretion, by a maximum nominal
       amount of EUR 1,000,000 ,000.00, by way of
       capitalizing reserves, profits, or additional
       paid in capital, by issuing bonus shares or
       raising the par value of existing shares, or
       by a combination of these methods; [Authority
       expires at 26 month period] it supersedes,
       for the unused amounts, any and all earlier
       delegations to the same effect; and to take
       all necessary measures and accomplish all necessary
       formalities

E.19   Approve the overall nominal amount of the issues,         Mgmt          For                            For
       with or without pre-emptive subscription rights,
       pertaining to: the capital increases to be
       carried out with the use of the delegations
       given by Resolutions 13 to 16 shall not exceed
       EUR 1,00 0,000,000.00, the issues of debt securities
       to be carried out with the use of the delegations
       given by Resolutions Number 13 to 16 shall
       not exceed EUR 10,000,000,000.00

E.20   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion, by way of issuing shares,
       in favour of Members of a Company savings plan
       of the group BNP Paribas; [Authority expires
       at 26 month period] and for a nominal amount
       that shall not exceed EUR 36,000,000.00, it
       supersedes, for the unused amounts, any and
       all earlier authorization to the same effect;
       and to decides to cancel the shareholders'
       preferential subscription rights in favour
       of the beneficiaries above mentioned; and to
       take all necessary measures and accomplish
       all necessary formalities, to charge the share
       issuance costs against the related premiums
       and deduct from the premiums the amounts necessary
       to fund the Legal Reserve

E.21   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on 1 or more occasions, existing or future
       shares, in favour of the employees of BNP Paribas
       and Corporate Officers of the related Companies,
       they may not represent more than 1.5 % of the
       share capital; [Authority expires at 38 month
       period], it supersedes, for the unused amounts,
       any and all earlier authorization to the same
       effect; and to decides to cancel the shareholders'
       preferential subscription rights in favour
       of any persons concerned by the characteristics
       given by the Board of Directors; and to take
       all necessary measures and accomplish all necessary
       formalities

E.22   Authorize the Board of Directors to grant, in             Mgmt          For                            For
       1 or more transactions, in favour of employees
       and Corporate Officers of the Company and related
       Companies, options giving the right either
       to subscribe for new shares in the Company
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 3 % of the share
       capital, the total number of shares allocated
       free of charge, accordingly with t he authority
       expires in its Resolution 21, shall count against
       this ceiling, the present authorization is
       granted for a 38 month period, it supersedes,
       for the amounts unused, any and all earlier
       delegations to the same effect; and to decides
       to cancel the shareholders' preferential subscription
       rights in favour of the beneficiaries of the
       stock subscription options; and to take all
       necessary measures and accomplish all necessary
       formalities

E.23   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions, by cancelling
       all or part of the shares held by the Company
       in connection with a Stock repurchase plan,
       up to a maximum of 10 % of the share capital
       over a 24 month period; [Authority expires
       at 18 month period] it supersedes the authorization
       granted by the shareholders' meeting of 15
       MAY 2007 in its Resolution 11; and to take
       all necessary measures and accomplish all necessary
       formalities

E.24   Amend the Article Number 18 of the By Laws                Mgmt          For                            For

E.25   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 BRITISH AMERICAN TOBACCO PLC                                                                Agenda Number:  701519184
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1510J102
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2008
          Ticker:
            ISIN:  GB0002875804
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the 2007 financial statements and statutory       Mgmt          For                            For
       reports

2.     Approve the 2007 remuneration report                      Mgmt          For                            For

3.     Declare a final dividend of 47.60 pence per               Mgmt          For                            For
       ordinary share for 2007

4.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

5.     Authorize the Directors to agree the Auditors'            Mgmt          For                            For
       remuneration

6.a    Re-appoint Mr. Jan Du plessis as a Director,              Mgmt          For                            For
       who retires by rotation

6.b    Re-appoint Mr. Ana Maria Llopis as a Director,            Mgmt          For                            For
       who retires by rotation

6.c    Re-appoint Mr. Anthony Ruys as a Director, who            Mgmt          For                            For
       retires by rotation

7.a    Re-appoint Mr. Karen De Segundo as a Director             Mgmt          For                            For

7.b    Re-appoint Mr. Nicandro Durante as a Director             Mgmt          For                            For

7.c    Re-appoint Mr. Christine Morin-Postel as a Director       Mgmt          For                            For

7.d    Re-appoint Mr. Ben Stevens as Director                    Mgmt          For                            For

8.     Authorize the Directors, to issue of equity               Mgmt          For                            For
       or equity-linked securities with pre-emptive
       rights up to aggregate  nominal amount of GBP
       168,168,576

S.9    Authorize the Director, to issue the equity               Mgmt          For                            For
       or equity-linked securities without pre-emptive
       rights up to aggregate nominal Amount of GBP
       25,225,286

10.    Approve the Waiver of Offer Obligation                    Mgmt          For                            For

S.11   Authorize the Company to make market purchase             Mgmt          For                            For
       of 201,800,000 ordinary shares of its own shares

S.12   Adopt the new Articles of Association                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BUMRUNGRAD HOSPITAL PUBLIC CO LTD BH                                                        Agenda Number:  701424208
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1002E256
    Meeting Type:  EGM
    Meeting Date:  22-Jan-2008
          Ticker:
            ISIN:  TH0168A10Z19
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the minutes of the AGM of shareholders              Mgmt          For                            For
       No. 14/2007

2.     Approve the purchase of land building of BH               Mgmt          For                            For
       Tower from Bangkok Bank Public Company Limited
       for the amount of THB 470 million; the transaction
       is a connected transaction




--------------------------------------------------------------------------------------------------------------------------
 BUMRUNGRAD HOSPITAL PUBLIC CO LTD BH                                                        Agenda Number:  701471966
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1002E256
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2008
          Ticker:
            ISIN:  TH0168A10Z19
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT PARTIAL AND SPLIT VOTING ARE             Non-Voting    No vote
       ALLOWED IN THIS MEETING. THANK YOU.

1.     Adopt the minutes of the EGM of shareholders              Mgmt          For                            For
       No. 1/2008

2.     Acknowledge the Directors report on the operation         Mgmt          For                            For
       of the Company for the year 2007

3.     Approve the audited financial statement as of             Mgmt          For                            For
       31 DEC 2007

4.     Declare the dividend for the year 2007                    Mgmt          For                            For

5.1    Re-elect Dr. Dhanit D. as a Director, who retires         Mgmt          For                            For
       by rotation

5.2    Re-elect Mrs. Linda L. as a Director, who retires         Mgmt          For                            For
       by rotation

5.3    Re-elect Ms. Sophavadee U. as a Director, who             Mgmt          For                            For
       retires by rotation

5.4    Re-elect Mr. Chong T. as a Director, who retires          Mgmt          For                            For
       by rotation

5.5    Re-elect Dr. Jennifer L. as a Director, who               Mgmt          For                            For
       retires by rotation

6.     Approve the Directors' remuneration for the               Mgmt          For                            For
       year 2008

7.     Approve the appointment of Ms. Vissuta Jariyathanakorn,   Mgmt          For                            For
       certified Public Account No. 3853 and/or Ms.
       Rungnapa Lertsuwankul, certified Public Account
       No. 3516 and/or Mrs. Nonglak Pumnoi, certified
       Publi Account No, 4172 of Ernst & Young Office
       Limited as the Company's Auditor for the year
       2008 and approve to fix their remuneration
       in an amount not exceeding THB 1,750,000

8.     Amend the Clause 4 of the Memorandum of Association       Mgmt          For                            For
       to be in line with the decrease in number of
       preferred shares due to the exercise of right
       to convert preferred shares in to ordinary
       shares by preferred shareholders




--------------------------------------------------------------------------------------------------------------------------
 CANON INC.                                                                                  Agenda Number:  701477398
--------------------------------------------------------------------------------------------------------------------------
        Security:  J05124144
    Meeting Type:  AGM
    Meeting Date:  28-Mar-2008
          Ticker:
            ISIN:  JP3242800005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

2.19   Appoint a Director                                        Mgmt          For                            For

2.20   Appoint a Director                                        Mgmt          For                            For

2.21   Appoint a Director                                        Mgmt          For                            For

2.22   Appoint a Director                                        Mgmt          For                            For

2.23   Appoint a Director                                        Mgmt          For                            For

2.24   Appoint a Director                                        Mgmt          For                            For

2.25   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate Auditors

5      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

6      Allow Board to Authorize Use of Stock Options             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS, MASSY                                          Agenda Number:  701517217
--------------------------------------------------------------------------------------------------------------------------
        Security:  F2349S108
    Meeting Type:  MIX
    Meeting Date:  29-Apr-2008
          Ticker:
            ISIN:  FR0000120164
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors; approve the Company's financial
       statements for the YE in 2007, as presented
       and which end in a loss of EUR 55,104,307.00

O.2    Approve to record the loss for the year of EUR            Mgmt          For                            For
       55,104,307.00 as a deficit in retained earnings,
       following this appropriation, the retained
       earnings account will show a new overdrawn
       balance of EUR 2,477,214.00 in accordance with
       the regulations in for the shareholder's meeting
       recalls that no dividend was paid for the previous
       3 FY

O.3    Approve the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, the consolidated financial
       statements for the said FY, in the form presented
       to the meeting, creating a net consolidated
       profit of EUR 249,600,000.00

O.4    Appoint Mr. M. Robert Brunck as a Director for            Mgmt          For                            For
       a 4 year period, subject to the adoption of
       the Resolution 23

O.5    Appoint Mr. M. Olivier Appert as a Director               Mgmt          For                            For
       for a 4 year period, subject to the adoption
       of the Resolution 23

O.6    Approve to award total annual fees of EUR 580,000.00      Mgmt          For                            For
       to the Directors

O.7    Authorize the Board of Directors to trade in              Mgmt          For                            For
       the Company's shares on the stock market, subject
       to the conditions described below: maximum
       purchase price: EUR 300.00, maximum number
       of shares to be acquired: 10% of the share
       capital, maximum funds invested in the share
       buybacks: EUR 810,691,800.00, [Authority expires
       after 18 month period], to take all necessary
       measures and accomplish all necessary formalities,
       the number of shares acquired by the Company
       with a view to the retention or their subsequential
       delivery in payment or exchange as part of
       amerger, divestment or capital contribution
       cannot exceed 5 % of its capital, this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholder's meeting of 10
       MAY 2007 in Resolution 12

O.8    Approve the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 of
       the French Commercial Code, the agreements
       entered into or which remained in force during
       the FY

O.9    Approve the special report of the Auditors on             Mgmt          For                            For
       agreements Governed by Articles L.225.38 and
       L.225.42.1 of the French Commercial Code, the
       agreements entered into or which remained in
       force during the FY, relative to a special
       allowance of termination in favour of Mr. M.
       Robert Brunck

O.10   Approve the special report of the Auditors on             Mgmt          For                            For
       agreements Governed by Articles L.225.38 and
       L.225.42.1 of the French Commercial Code, the
       agreements entered into or which remained in
       force during the FY, relative to a special
       allowance of termination in favour of Mr. Thierry
       Le Roux

E.11   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on 1 or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       54,000,000.00 by issuance, with preferred subscription
       rights maintained, of shares or securities,
       the maximum nominal amount of debenture securities
       which may be is sued shall not exceed EUR 600,000,000.00
       [Authority expires after 26 month period],
       this delegation of powers supersedes any and
       all earlier delegations to the same effect,
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholder's meeting of 10 MAY 2007 in Resolution
       14

E.12   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on 1 or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       8,000,000.00, by issuance, with abolition of
       preferred subscription rights, of shares or
       securities, the maximum nominal amount of debt
       securities which may be issued shall not exceed
       EUR 80,000,000.00 [Authority expires after
       26 month period], this amount shall count against
       the overall value set forth in Resolution 11;
       to cancel the shareholder's preferential subscription
       rights in favour of subscribers of securities

E.13   Authorize the Board of Directors, for a 26 month          Mgmt          For                            For
       period and within the limit of 10% of the Company's
       share capital, to set the issue price of the
       ordinary shares or securities to be issued,
       in accordance with the terms and conditions
       determined by the shareholder's meeting, this
       amount shall count against the overall value
       set forth in Resolution 11, this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholder's meeting of 10
       MAY 2007 in Resolution 16

E.14   Authorize the Board of Directors to increase              Mgmt          For                            For
       the number of securities to be issued in the
       event of a capital increase with or without
       preferential subscription right of shareholders,
       at the same price as the initial issue, within
       30 days of the closing of the subscription
       period and up to a maximum of 15% of the initial
       issue, [Authority expires after 26 month period],
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholder's meeting of 11 MAY 2006 in Resolution
       12

E.15   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the share capital, in 1 or more occasions
       and at its sole discretion: up to a maximum
       nominal amount of EUR 10,000,000.00 by way
       of capitalizing reserves, profits, premiums
       or other means, provided that such capitalization
       is allowed by law and under the By Laws, to
       be carried out through the issue of bonus shares
       or the raise of the par value of the existing
       shares or by utilizing all or some of these
       methods, successively or simultaneously, [Authority
       expires after 26 month period], this amount
       shall count against the overall value set forth
       in Resolution 11, this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholder's meeting of 10 MAY 2007
       in Resolution 18

E.16   Authorize the board of Directors to increase              Mgmt          For                            For
       the share capital, up to 10% of the share capital,
       by way of issuing shares or securities giving
       access to the capital, in consideration for
       the contributions in kind granted to the Company
       and comprised of capital securities or securities
       giving access to share capital,[Authority expires
       after 26 month period] to cancel the shareholder's
       preferential subscription rights, this amount
       shall count against the overall value set forth
       in Resolution 12; to take all necessary measures
       and accomplish all necessary formalities, this
       authorization supersedes the fraction unused
       of the authorization granted by the shareholder's
       meeting of 10 MAY 2007 in Resolution 19

E.17   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion, in favour of employees
       and Corporate Officers of the Company who are
       Members of a Company savings Plan: and for
       a nominal amount that shall not exceed EUR
       2,500,000.00 this amount shall count against
       the overall value set forth in Resolution 11;
       to take all necessary measures and accomplish
       all necessary formalities, this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholder's meeting of 10
       MAY 2007 in Resolution 21; [Authority expires
       after 24 month period]

E.18   Authorize the Board of Directors to grant, in             Mgmt          For                            For
       1 or more transactions, to beneficiaries to
       be chosen by it, options giving the right either
       to subscribe for new shares in the Company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 5% of the share
       capital, the present [Authority expires after
       38 month period] to cancel the shareholder's
       preferential subscription rights in favour
       of beneficiaries of the options, this amount
       shall not count against the overall value set
       forth in Resolution 11; to take all necessary
       measures and accomplish all necessary formalities,
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholder's meeting of 10 MAY 2007 in Resolution
       23

E.19   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on 1 or more occasions, existing or future
       shares, in favour of the Employees or the Corporate
       Officers of the Company and related Companies,
       they may not represent more than 1% of the
       share capital, the present [Authority expires
       at the end of 38 month period], this amount
       shall not count against the overall value set
       forth in Resolution 11; to cancel the shareholder's
       preferential subscription rights in favour
       of beneficiaries of free shares; to take all
       necessary measures and accomplish all necessary
       formalities, this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholder's meeting of 11 MAY 2006
       in Resolution 19

E.20   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions and at
       its sole discretion, by canceling all or part
       of the shares held by the Company in connection
       with a Stock Repurchase Plan, up to a maximum
       of 10% of the share capital over a 24 month
       period, [Authority expires after 26 month period],
       to take all necessary measures and accomplish
       all necessary formalities, this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholder's meeting of 10
       MAY 2007 in Resolution 25

E.21   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital by reducing from EUR 2.00 to
       EUR 0.40 the nominal value of the shares, to
       take all necessary measures and accomplish
       all necessary formalities; amend the Article
       6 of the By Laws

E.22   Authorize the Board of Directors the necessary            Mgmt          For                            For
       powers to increase the capital, on 1 or more
       occasions, in France or abroad, by issuance,
       with preferred subscription rights maintained,
       of debentures securities, the maximum nominal
       amount of debentures securities which may be
       issued shall not exceed EUR 600,000,000.00;
       [Authority expires after 26 month period],
       this amount shall count against the overall
       value set forth in Resolution 11, this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholder's meeting of 10
       MAY 2007 in Resolution 22

E.23   Amend the Article 8.4 of the By Laws                      Mgmt          For                            For

E.24   Amend the Article 14.6 of the By Laws                     Mgmt          For                            For

E.25   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 COSCO CORPORATION (SINGAPORE) LTD                                                           Agenda Number:  701354641
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1764Z208
    Meeting Type:  EGM
    Meeting Date:  25-Sep-2007
          Ticker:
            ISIN:  SG1S76928401
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend the Memorandum of Association of the Company        Mgmt          For                            For
       in the manner and to the extent as specified

S.2    Amend the Articles of Association of the Company          Mgmt          For                            For
       in the manner and to the extent as specified




--------------------------------------------------------------------------------------------------------------------------
 COSCO CORPORATION (SINGAPORE) LTD                                                           Agenda Number:  701354653
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1764Z208
    Meeting Type:  EGM
    Meeting Date:  25-Sep-2007
          Ticker:
            ISIN:  SG1S76928401
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Shipbuilding Contracts entered into           Mgmt          For                            For
       between Cosco [Zhoushan] and the Buyers to
       build the Vessels for the Buyers at an aggregate
       contract price of approximately USD 669 million
       and authorize the Directors to take such steps,
       approve all matters and enter into all such
       transactions, arrangements and agreements and
       execute all such documents and notices as may
       be necessary or expedient for the purposes
       of giving effect to the Shipbuilding Contracts
       as such Directors or any of them may deem fit
       or expedient or to give effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 COSCO CORPORATION (SINGAPORE) LTD                                                           Agenda Number:  701500337
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1764Z208
    Meeting Type:  AGM
    Meeting Date:  15-Apr-2008
          Ticker:
            ISIN:  SG1S76928401
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited Financial Statements for the FYE 31
       DEC 2007 and the Auditors' report thereon

2.     Declare a first and final dividend of SGD 0.04            Mgmt          For                            For
       per ordinary share [one-tier tax] for the YE
       31 DEC 2007 as recommended by the Directors

3.     Declare a special dividend of SGD 0.03 per ordinary       Mgmt          For                            For
       share [one-tier tax] for the YE 31 DEC 2007
       as recommended by the Directors

4.     Approve the payment of Directors' fees of SGD             Mgmt          For                            For
       170,000 for the YE 31 DEC 2007

5.     Re-elect Mr. Ji Hai Sheng as a Director, who              Mgmt          For                            For
       retires under Article 98 of the Articles of
       Association of the Company

6.     Re-elect Mdm. Sun Yue Ying as a Director, who             Mgmt          For                            For
       is retires under Article 98 of the Articles
       of Association of the Company

7.     Re-elect Mr. Wang Xing Ru as a Director, who              Mgmt          For                            For
       is retires under Article 98 of the Articles
       of Association of the Company

8.     Re-elect Mr. Ang Swee Tian, who is retires under          Mgmt          For                            For
       Article 84 of the Articles of Association of
       the Company

9.     Re-appoint Mr. Tom Yee Lat Shing as a Director            Mgmt          For                            For
       of the Company, pursuant to Section 153(6)
       of the Companies Act, Chapter 50, to hold office
       until the next AGM

10.    Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the Directors to
       fix their remuneration

       To transact any other business                            Non-Voting    No vote

11.    Authorize the Directors to issue shares or convertible    Mgmt          For                            For
       securities, that pursuant to Section 161 of
       the Companies Act [Chapter 50] and the Listing
       Rules of the Singapore Exchange Securities
       Trading Limited [the 'Listing Rules'], grant
       authority to the Directors to allot and issue;
       a) shares in the capital of the Company [whether
       by way of bonus, rights or otherwise]; or b)
       convertible securities; or c) additional securities
       issued pursuant to Rule 829 of the Listing
       Rules; or d) shares arising from the conversion
       of convertible securities in (b) and (c) above,
       at any time and upon such terms and conditions
       and for such purposes as the Directors may
       in their absolute discretion deem fit provided
       that; (i) the aggregate number of shares and
       convertible securities that may be issued shall
       not be more than 50% of the issued shares in
       the capital of the Company [calculated in accordance
       with (ii) below], of which the aggregate number
       of shares and convertible securities issued
       other than on a pro rata basis to existing
       shareholders must be not more than 20% of the
       issued shares in the capital of the Company
       [calculated in accordance with (ii) below];
       and (ii) for the purpose of determining the
       aggregate number of shares and convertible
       securities that may be issued pursuant to (i)
       above, the percentage of issued share capital
       shall be calculated based on the issued shares
       in the capital of the Company at the time of
       the passing of this resolution after adjusting
       for (a) new shares arising from the conversion
       or exercise of any convertible securities;
       (b) new shares arising from exercising share
       options or vesting of share awards outstanding
       or subsisting at the time of the passing of
       this resolution and (c) any subsequent consolidation
       or subdivision of shares; [Authority expires
       the earlier of the next AGM of the Company
       or the date by which the next AGM of the Company
       is required by law to be held]

12.    Authorize the Directors to allot and issue shares         Mgmt          For                            For
       under the Cosco Group employees Share Option
       Scheme 2002 [Scheme], approve be and is hereby
       given to the Directors to offer and grant options
       [options] in accordance with the provisions
       of the Cosco Group employees Share Option Scheme
       2002 [Scheme] and to allot and issue from time
       to time such number of shares in the capital
       of the Company as may be required to be issued
       pursuant to the exercise of options granted
       under the Scheme, provided that the aggregate
       number of shares to be issued pursuant to the
       Scheme shall not in total exceed 15% of the
       issued share capital of the Company from time
       to time

13.    Approve, the renewal of the mandate for the               Mgmt          For                            For
       purposes of Chapter 9 of the Listing Manual
       of the SGX-ST, for the Company, its subsidiaries
       and associated companies or any of them to
       enter into any of the transactions falling
       within the types of interested person transactions,
       particulars of which are set out as specified
       to the annual report of the Company for the
       FYE 31 DEC 2007 with any party who is of the
       class of interested persons described in the
       appendix provided that such transactions are
       made on normal commercial terms and will not
       be prejudicial to the interests of the Company
       and its minority shareholders and in accordance
       with the review procedures set out as specified;
       authorize the Audit Committee of the Company
       to take such actions as it deems proper in
       respect of such procedures and/or to modify
       or implement such procedures as may be necessary
       to take into consideration any amendment to
       Chapter 9 of the Listing Manual of the SGX-ST
       which may be prescribed by the SGXST from time
       to time; and authorize the Directors of the
       Company to complete and do all such acts and
       things [including all such documents as may
       be required] as they may consider expedient
       or necessary or in the interests of the Company
       to give effect to this resolution; [Authority
       expires the earlier of the next AGM the of
       the Company or the date by which the next AGM
       of the Company is required by law to be held]




--------------------------------------------------------------------------------------------------------------------------
 DBS GROUP HOLDINGS LTD, SINGAPORE                                                           Agenda Number:  701483694
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y20246107
    Meeting Type:  AGM
    Meeting Date:  02-Apr-2008
          Ticker:
            ISIN:  SG1L01001701
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the Directors' report and             Mgmt          For                            For
       audited accounts for the YE 31 DEC 2007 and
       the Auditors' report thereon

2.     Declare a one-tier tax exempt final dividend              Mgmt          For                            For
       of 20 cents per ordinary share, for the YE
       31 DEC 2007

3.a    Approve to sanction the amount of SGD 1,750,945           Mgmt          For                            For
       proposed as the Directors' fees for 2007

3.b    Approve to sanction the amount of SGD 1,000,000           Mgmt          For                            For
       proposed as special remuneration for Mr. Koh
       Boon Hwee for 2007

4.a    Re-elect Mr. John Alan Ross as a Director, who            Mgmt          For                            For
       retires under Article 95 of the Company's Articles
       of Association

4.b    Re-elect Mr. Wong Ngit Liong as a Director,               Mgmt          For                            For
       who retires under Article 95 of the Company's
       Articles of Association

5.     Re-elect Mr. Christopher Cheng Wai Chee, who              Mgmt          For                            For
       retires under Article 101 of the Company's
       Articles of Association

6.     Appoint PricewaterhouseCoopers as the Auditors            Mgmt          For                            For
       of the Company in place of the retiring Auditors,
       Messrs Ernst & Young, to hold office until
       the conclusion of the next AGM of the Company
       and authorize the Directors to fix their remuneration

7.a    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to allot and issue from time to time such number
       of ordinary shares in the capital of the Company
       ["DBSH Ordinary Shares"] as may be required
       to be issued pursuant to the exercise of the
       options under the DBSH Share Option Plan provided
       always that the aggregate number of new DBSH
       Ordinary Shares to be issued pursuant to the
       DBSH Share Option Plan and the DBSH Share Plan
       [previously known as the DBSH Performance Share
       Plan] shall not exceed 7.5% of the total number
       of issued shares [excluding treasury shares]
       in the capital of the Company from time to
       time

7.b    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to offer and grant awards in accordance with
       the provisions of the DBSH Share Plan and to
       allot and issue from time to time such number
       of DBSH Ordinary Shares as may be required
       to be issued pursuant to the vesting of awards
       under the DBSH Share Plan, provided always
       that the aggregate number of new DBSH Ordinary
       Shares to be issued pursuant to the DBSH Share
       Plan and the DBSH Share Option Plan shall not
       exceed 7.5% of the total number of issued shares
       [excluding treasury shares] in the capital
       of the Company from time to time

7.c    Authorize the Directors of the Company to: (a)            Mgmt          For                            For
       (i) issue shares in the capital of the Company
       [shares] whether by way of rights, bonus or
       otherwise; and/or (ii) make or grant offers,
       agreements or options [collectively, Instruments]
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and (b) [notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force] issue shares
       in pursuance of any instrument made or granted
       by the Directors while this Resolution was
       in force, provided that: the aggregate number
       of shares to be issued pursuant to this Resolution
       [including shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolution] does not exceed 50% of the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company [as calculated
       in accordance with this Resolution], of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this Resolution] does not exceed
       20% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       [as calculated in accordance with this Resolution];
       [subject to such manner of calculation and
       adjustments as may be prescribed by the Singapore
       Exchange Securities Trading Limited [SGX-ST]
       for the purpose of determining the aggregate
       number of shares that may be issued under this
       Resolution, the percentage of issued shares
       shall be based on the total number of issued
       shares [excluding treasury shares] in the capital
       of the Company at the time this Resolution
       is passed, after adjusting for: (i) new shares
       arising from the conversion or exercise of
       any convertible securities or share options
       or vesting of share awards which are outstanding
       or subsisting at the time this Resolution is
       passed; and (ii) any subsequent bonus issue,
       consolidation or subdivision of shares; in
       exercising the authority conferred by this
       Resolution, the Company shall comply with the
       provisions of the Listing Manual of the SGX-ST
       for the time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       and [Authority expires at the earlier of the
       conclusion of the next AGM of the Company or
       the date by which the next AGM of the Company
       is required by Law to be held]




--------------------------------------------------------------------------------------------------------------------------
 DBS GROUP HOLDINGS LTD, SINGAPORE                                                           Agenda Number:  701483810
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y20246107
    Meeting Type:  EGM
    Meeting Date:  02-Apr-2008
          Ticker:
            ISIN:  SG1L01001701
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 [the Companies Act],
       the exercise by the Directors of DBSH of all
       the powers of DBSH to purchase or otherwise
       acquire issued ordinary shares in the capital
       of the DBSH [Ordinary Shares], not exceeding
       10% of the issued Ordinary Shares of DBSH,
       at such price or prices as may be determined
       by the Directors from time to time up to the
       maximum price whether by way of: i) market
       purchase(s) on the Singapore Exchange Securities
       Trading Limited [SGX-ST] transacted through
       the Central Limit Order Book Trading System
       and/or any other Securities Exchange on which
       the Ordinary Shares may for the time being
       be listed and quoted [Other Exchange]; and/or
       ii) off-market purchase(s) [if effected otherwise
       than on the SGX-ST as the case may be, Other
       Exchange] in accordance with any equal access
       Scheme(s) as may be determined or formulated
       by the Directors as they consider fit, which
       Scheme(s) shall satisfies the conditions prescribed
       by the Companies Act and otherwise in accordance
       with all other Laws and regulations and rules
       of the SGX-ST or, as the case may be, Other
       Exchange as may for the time being applicable
       [the Share Purchases Mandate]; [Authority expires
       the earlier of the date of the next AGM of
       DBSH is held and the date by which next AGM
       of DBSH is required by the Law to be held];
       and authorize the Directors of the Company
       to complete and do all such acts and things
       [including executing such documents as may
       be required] as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this resolution

S.2    Amend the Article 91 of the Articles of Association       Mgmt          For                            For
       of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 FORTIS SA/NV                                                                                Agenda Number:  701326109
--------------------------------------------------------------------------------------------------------------------------
        Security:  B4399L102
    Meeting Type:  EGM
    Meeting Date:  06-Aug-2007
          Ticker:
            ISIN:  BE0003801181
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    Take No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    Take No Action
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening                                                   Non-Voting    Take No Action

2.     Approve to make a public offer to be launched             Mgmt          Take No Action
       by Fortis, Royal Bank of Scotland and Santander
       through a jointly owned Company on 100% of
       the issued and outstanding share capital of
       ABN AMRO Holding N.V., and to thus acquire
       an economic interest in certain businesses
       of the ABN AMRO Group; and ii) to subsequently
       acquire certain businesses of the ABN AMRO
       Group from the jointly owned company, as specified

3.1    Amend Article 8 of the Articles of Association            Mgmt          Take No Action
       as specified

3.2    Authorize any and all Members of the Board of             Mgmt          Take No Action
       Directors as well as any and all Civil-Law
       notaries, associates and paralegals practicing
       with De Brauw Blackstone Westbroek to draw
       up the draft of the required notarial deed
       of amendment to the Articles of Association,
       to apply for the required ministerial declaration
       of no-objection, as well as to execute the
       notarial deed of amendment to the Articles
       of Association

4.     Closure                                                   Non-Voting    Take No Action




--------------------------------------------------------------------------------------------------------------------------
 FRED.OLSEN ENERGY ASA, OSLO                                                                 Agenda Number:  701578253
--------------------------------------------------------------------------------------------------------------------------
        Security:  R25663106
    Meeting Type:  AGM
    Meeting Date:  27-May-2008
          Ticker:
            ISIN:  NO0003089005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    Take No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    Take No Action
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the AGM by the Chairman of the Board,          Mgmt          Take No Action
       Ms. Anette S. Olsen

2.     Elect the Chairman for the meeting and 1 shareholder      Mgmt          Take No Action
       to sign the minutes together with the Chairman
       and agenda

3.     Receive the Director's report and the annual              Mgmt          Take No Action
       accounts for 2007 for Fred Olsen energy parent
       Company and consolidated

4.     Approve the distribution of dividend                      Mgmt          Take No Action

5.     Authorize the Board of Directors to increase              Mgmt          Take No Action
       the share capital

6.     Authorize the Board of Directors to purchase              Mgmt          Take No Action
       the Company's own shares

7.     Receive the statement by the Board of Directors           Mgmt          Take No Action
       on the remuneration of the Senior Management

8.     Approve the stipulation of the Board of Director's        Mgmt          Take No Action
       fee

9.     Approve the stipulation of the Auditor's fee              Mgmt          Take No Action

10.    Elect the Board of Directors                              Mgmt          Take No Action




--------------------------------------------------------------------------------------------------------------------------
 HEINEKEN HOLDING NV                                                                         Agenda Number:  701498239
--------------------------------------------------------------------------------------------------------------------------
        Security:  N39338194
    Meeting Type:  OGM
    Meeting Date:  17-Apr-2008
          Ticker:
            ISIN:  NL0000008977
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report for the FYE 2007                       Mgmt          For                            For

2.     Adopt the financial statements for the FYE 2007           Mgmt          For                            For

3.     Approve the appropriation of the balance sheet            Mgmt          For                            For
       of the income statement pursuant to the provisions
       in Article 10, paragraph 6, of the Articles
       of Association

4.     Grant discharge the Members of the Board of               Mgmt          For                            For
       Directors

5.     Approve to acquire the Scottish Newcastle Plc             Mgmt          For                            For

6.     Appoint the external Auditor for a period of              Mgmt          Against                        Against
       4 years

7.     Authorize the Board of Directors to acquire               Mgmt          For                            For
       own shares

8.     Authorize the Board of Directors to issue [right          Mgmt          For                            For
       to] shares and to restrict or exclude shareholders'
       pre-emptive rights




--------------------------------------------------------------------------------------------------------------------------
 KEPPEL CORPORATION LTD                                                                      Agenda Number:  701505832
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4722Z120
    Meeting Type:  EGM
    Meeting Date:  25-Apr-2008
          Ticker:
            ISIN:  SG1U68934629
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of the Companies Act, Chapter
       50 of Singapore [the Companies Act], to purchase
       or otherwise acquire issued ordinary shares
       fully paid in the capital of the Company [the
       Shares] not exceeding in aggregate the maximum
       limit [issued shares representing not more
       than 10% of the total number of issued shares],
       at such price(s) as maybe determined by the
       Directors of the Company from time to time
       up to the maximum price [which is: (a) in the
       case of a market purchase, 105%, of the Average
       Closing Price; and (b) in the case of an off-market
       purchase pursuant to an equal access scheme,
       120%, of the Average Closing Price], whether
       by way of: (a) market purchase(s) [each a Market
       Purchase] on the Singapore Exchange Securities
       Trading Limited [SGX-ST]; and/or (b) off-market
       purchase(s) [each an Off-Market Purchase] in
       accordance with any equal access scheme(s)
       as may be determined or formulated by the Directors
       as they consider fit, which scheme(s) shall
       satisfy all the conditions prescribed by the
       Companies Act; and otherwise approve in accordance
       with all other laws and regulations, including
       but not limited to, the provisions of the Companies
       Act and listing rules of the SGX-ST as may
       for the time being be applicable, [the share
       purchase Mandate];[Authority expires the date
       on which the next AGM of the Company [AGM]
       is held or required by law to be held; or the
       date on which the purchases or acquisitions
       of shares by the Company pursuant to the share
       purchase mandate are carried out to the full
       extent mandated, whichever is the earlier];
       to complete and do all such acts and things
       [including without limitation, executing such
       documents as may be required] as they and/or
       he may consider necessary, expedient, incidental
       or in the interests of the Company to give
       effect to the transactions contemplated and/or
       authorized by this ordinary resolution

2.     Approve, for the purposes of Chapter 9 of the             Mgmt          For                            For
       Listing Manual of the SGX-ST, for the Company,
       its subsidiaries and target associated Companies
       [as defined in the Circular to shareholders
       dated 27 MAR 2008 [the Circular]], or any of
       them, to enter into any of the transactions
       falling within the types of interested person
       transactions described in the Circular, with
       any person who falls within the classes of
       interested persons described in the Circular,
       provided that such transactions are made on
       normal commercial terms and in accordance with
       the review procedures for interested person
       transactions as set out in the Circular [the
       IPT Mandate];[Authority continue in force until
       the date that the next AGM is held or is required
       by law to be held, whichever is earlier]; authorize:
       the Audit Committee of the Company to take
       such action as it deems proper in respect of
       such procedures and/or to modify or implement
       such procedures as may be necessary to take
       into consideration any amendment to Chapter
       9 of the Listing Manual of the SGX-ST which
       may be prescribed by the SGX-ST from time to
       time; and the Directors and/or any of them
       to complete and do all such act sand things
       [including, without limitation, executing such
       documents as may be required] as they and/or
       he may consider necessary, expedient, incidental
       or in the interests of the Company to give
       effect to the IPT Mandate and/or this ordinary
       resolution




--------------------------------------------------------------------------------------------------------------------------
 KEPPEL CORPORATION LTD                                                                      Agenda Number:  701505844
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4722Z120
    Meeting Type:  AGM
    Meeting Date:  25-Apr-2008
          Ticker:
            ISIN:  SG1U68934629
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Director's report and               Mgmt          For                            For
       Audited accounts for the YE 31 DEC 2007

2.     Approve to declare a final dividend of 10 cents           Mgmt          For                            For
       per share tax exempt one-tier and a special
       dividend of 45 cents per share tax exempt one-tier
       for the YE 31 DEC 2007 [2006: final dividend
       of 8 cents per share less tax]

3.     Re-elect Mr. Lim Chee Onn as a Directors, who             Mgmt          For                            For
       retires pursuant to Article 81B of the Company's
       Articles of Association and who, being eligible,
       offer themselves for re-election pursuant to
       Article 81C

4.     Re-elect Mr. Tony Chew Leong-Chee as a Directors,         Mgmt          For                            For
       who retires pursuant to Article 81B of the
       Company's Articles of Association and who,
       being eligible, offer themselves for re-election
       pursuant to Article 81C

5.     Re-elect Mr. Teo Soon Hoe as a Directors, who             Mgmt          For                            For
       retires pursuant to Article 81B of the Company's
       Articles of Association and who, being eligible,
       offer themselves for re-election pursuant to
       Article 81C

6.     Re-elect Mr. Sven Bang Ullring as a Director              Mgmt          For                            For
       at the conclusion of this AGM, and who, being
       eligible, offers himself for re-election pursuant
       to Section 153(6) of the Companies Act [Chapter
       50] to hold office until the conclusion of
       the next AGM of the Company

7.     Approve the remuneration of the Non-Executive             Mgmt          For                            For
       Directors of the Company for the FYE 31 DEC
       2007, comprising the following: a) the payment
       of the Director's fees of an aggregate amount
       of SGD 600,625 in cash [2006: SGD 610,000];
       and b) 1) the award of an aggregate number
       of 15,500 existing ordinary shares in the capital
       of the Company [the 'Remuneration Shares']
       to Mr. Tony Chew Leong-Chee, Mr. Lim Hock San,
       Mr. Sven Bang Ullring, Tsao Yuan Mrs. Lee Soo
       Ann, Mr. Leung Chun Ying, Mrs. Oon Kum Loon,
       Mr. Tow Heng Tan and Mr. Yeo Wee Kiong [together,
       the 'Non-Executive Directors'] as payment in
       part of their respective remuneration for the
       FYE 31 DEC 2007 as specified and authorize
       the Directors of the Company to instruct a
       3rd party agency to purchase from the market
       15,500 existing shares at such price as the
       Directors may deem fit and deliver the Remuneration
       Shares to each the Non-Executive Director in
       the manner [as specified] in (1) above and
       3) any Director or the Secretary to do all
       things necessary or desirable to give effect
       to the above

8.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

9.     Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to Section 161 of the Companies Act,
       Chapter 50 of Singapore, and Article 48A of
       the Company's Articles of Association, to:
       a) i) issue shares in the capital of the Company
       ['Shares'] whether by way of right, bonus or
       otherwise, and including any Capitalization
       pursuant to Article 124 of the Company's Articles
       of Association of any sum for the time being
       standing to the credit of any of the Company's
       reserve accounts or any sum standing to the
       credit of the profit and loss account or otherwise
       available for distribution; and/or ii) make
       or grant offers, agreements or options that
       might or would require Shares to be issued
       [including but not limited to the creation
       and issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into Shares] [collectively 'Instruments'],
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and b) [notwithstanding that the
       authority so conferred by this resolution may
       have ceased to be in force] issue Shares in
       pursuance of any Instrument made or granted
       by the Directors while the authority was in
       force, provided that: 1) the aggregate number
       of Shares to be issued pursuant to this resolution
       [including Shares to be issued in pursuance
       of Instruments made or granted pursuant thereto
       and any adjustments effected under any relevant
       Instrument], does not exceed 50% of the issued
       share capital of the Company [as specified],
       of which the aggregate number of Shares to
       be issued other than on a pro rata basis to
       shareholders of the Company [including Shares
       to be issued in pursuance of Instruments made
       or granted pursuant to this resolution and
       any adjustments effected under any relevant
       Instrument] does not exceed 15% of the issued
       Shares in the capital of the Company [as specified];
       2) [subject to such manner of calculation as
       may be prescribed by the Singapore Exchange
       Securities Trading Limited['SGX-ST']] for the
       purpose of determining the aggregate number
       of Shares that may be issued [as specified],
       the percentage of issued Shares shall be calculated
       based on the issued Shares in the capital of
       the Company as at the date of the passing of
       this resolution after adjusting for: i) new
       Shares arising from the conversion or exercise
       of convertible securities or employee share
       options or vesting of share awards outstanding
       or subsisting as at the date of the passing
       of this resolution; and ii) any subsequent
       consolidation or sub-division of Shares; 3)
       in exercising the power to make or grant Instruments
       [including the making of any adjustments under
       the relevant Instrument], the Company shall
       comply with the provisions of the listing manual
       of the SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association for the time
       being of the Company; and [Authority expires
       at the conclusion of the next AGM required
       by the law]

       Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 KOMATSU LTD.                                                                                Agenda Number:  701607814
--------------------------------------------------------------------------------------------------------------------------
        Security:  J35759125
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2008
          Ticker:
            ISIN:  JP3304200003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

5.     Giving the Board of Directors the Authority               Mgmt          For                            For
       to Issue Stock Acquisition Rights as Stock
       Options to Employees of the Company and Directors
       of Major Subsidiaries of the Company




--------------------------------------------------------------------------------------------------------------------------
 KOOKMIN BANK, SEOUL                                                                         Agenda Number:  701457219
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4822W100
    Meeting Type:  AGM
    Meeting Date:  20-Mar-2008
          Ticker:
            ISIN:  KR7060000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statement                           Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.     Elect the Directors                                       Mgmt          For                            For

4.     Elect a candidate of Audit Committee Member               Mgmt          For                            For
       who is not an outside Director

5.     Elect a candidate of Audit Committee Member               Mgmt          For                            For
       who is one of outside Directors

6.     Approve the limit of remuneration of the Directors        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LENOVO GROUP LTD                                                                            Agenda Number:  701465735
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5257Y107
    Meeting Type:  EGM
    Meeting Date:  17-Mar-2008
          Ticker:
            ISIN:  HK0992009065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify, the S&P Agreement dated               Mgmt          For                            For
       30 JAN 2008 in respect of the disposal of 100%
       interest in the registered capital of Lenovo
       Mobile Communication Technology Limited entered
       into between, Lenovo Manufacturing Limited,
       Lenovo [Beijing] Limited, Jade Ahead Limited,
       LEV Ventures, Ample Growth Enterprises Limited,
       Super Pioneer International Limited and the
       Company [details have been defined in the circular
       of the Company dated 20 FEB 2008], a copy of
       which has been produced to the meeting marked
       A and signed by the Chairman of the meeting
       for identification purpose, and the transactions
       contemplated there under; and authorize any
       1 Director or any 2 Directors [if affixation
       of the common seal is necessary] or any delegate(s)
       by such Director(s) to sign and/or execute
       all such other documents, instruments or agreements
       and to do or take all such actions or things
       as such Director(s) consider(s) necessary or
       desirable to implement and/or give effect to
       the terms of the S&P Agreement and the transactions
       contemplated thereunder

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 M.A. INDUSTRIES LTD                                                                         Agenda Number:  701405652
--------------------------------------------------------------------------------------------------------------------------
        Security:  M67888103
    Meeting Type:  EGM
    Meeting Date:  13-Dec-2007
          Ticker:
            ISIN:  IL0010818198
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN SGM. THANK YOU.               Non-Voting    No vote

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve the extension of the authorization of             Mgmt          For                            For
       the Chairman, Mr. Abraham Biger, to hold office
       in the dual capacity of Chairman and CEO for
       a 3 year statutory period




--------------------------------------------------------------------------------------------------------------------------
 MANILA WATER COMPANY INC                                                                    Agenda Number:  701457889
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y56999108
    Meeting Type:  AGM
    Meeting Date:  31-Mar-2008
          Ticker:
            ISIN:  PHY569991086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to determine the quorum                           Mgmt          For                            For

2.     Approve the minutes of the meeting of stockholders        Mgmt          For                            For
       on 27 MAR 2007

3.     Receive the annual report and approve the audited         Mgmt          For                            For
       financial statement as of 31 DEC 2007

4.     Ratify all acts and resolutions during the preceding      Mgmt          For                            For
       year of the Board of Directors, Executive Committee,
       Management Committee and Officers

5.     Elect the Directors including Independent Directors       Mgmt          For                            For

6.     Elect the External Auditor and approve to fix             Mgmt          For                            For
       its remuneration

7.     Any other business                                        Non-Voting    No vote

8.     Adjournment                                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI CORPORATION                                                                      Agenda Number:  701608246
--------------------------------------------------------------------------------------------------------------------------
        Security:  J43830116
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2008
          Ticker:
            ISIN:  JP3898400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          Against                        Against

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

5.     Grant stock acquisition rights as stock options           Mgmt          For                            For

6.     Approve reserved retirement remuneration for              Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI UFJ FINANCIAL GROUP,INC.                                                         Agenda Number:  701620230
--------------------------------------------------------------------------------------------------------------------------
        Security:  J44497105
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  JP3902900004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          Against                        Against

2.17   Appoint a Director                                        Mgmt          Against                        Against

3.     Establishment of the Amount of Remuneration,              Mgmt          For                            For
       etc. to be Paid as Bonus to Directors




--------------------------------------------------------------------------------------------------------------------------
 MITSUI & CO.,LTD.                                                                           Agenda Number:  701607903
--------------------------------------------------------------------------------------------------------------------------
        Security:  J44690139
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2008
          Ticker:
            ISIN:  JP3893600001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MTR CORP LTD                                                                                Agenda Number:  701560220
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6146T101
    Meeting Type:  AGM
    Meeting Date:  29-May-2008
          Ticker:
            ISIN:  HK0066009694
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited Statement of              Mgmt          For                            For
       Accounts and the Reports of the Directors and
       the Auditors of the Company for the year ended
       31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.a    Elect Professor Chan Ka-Keung, Ceajer as a Member         Mgmt          For                            For
       of the Board of Directors of the Company

3.b    Elect Mr. Ng Leung-sing as a Member of the Board          Mgmt          For                            For
       of Directors of the Company

3.c    Elect Mr. Abraham Shek Lai-him as a Member fo             Mgmt          For                            For
       the Board of Directors of the Company

3.d    Re-elect Mr. Edward Ho Sing-tin as a Member               Mgmt          For                            For
       of the Board of Directors of the Company

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Board of Directors to determine
       their remuneration

5.     Authorize the exercise by the Board of Directors          Mgmt          For                            For
       during the relevant period of all the powers
       of the Company to allot, issue, grant, distribute
       and otherwise deal with additional Shares and
       to make, issue or grant offers, agreements,
       options, warrants and other securities which
       will or might require Shares to be allotted,
       issued, granted, distributed or otherwise dealt
       with during or after the end of the relevant
       period, the aggregate nominal amount of share
       capital allotted, issued, granted, distributed
       or otherwise dealt with or agreed conditionally
       or unconditionally to be allotted, issued,
       granted, distributed or otherwise dealt with
       [whether pursuant to an option, conversion
       or otherwise] by the Board of Directors pursuant
       to the approval in this resolution, otherwise
       than pursuant to (i) a Rights Issue; or (ii)
       any option scheme or similar arrangement for
       the time being adopted for the grant or issue
       to the members of the Executive Directorate
       and/or officers and/or employees of the Company
       and/or any of its subsidiaries of Shares or
       rights to acquire Shares, including without
       limitation pursuant to the Rules of the Company’s
       Pre-Global Offering Share Option Scheme, the
       Rules of the Company's New Joiners Share Option
       Scheme and also the Rules of the Company's
       2007 Share Option Scheme; or (iii) the exercise
       of rights of subscription or conversion under
       the terms of any warrant issued by the Company
       or any securities which are convertible into
       Shares; or (iv) any scrip dividend or similar
       arrangement providing for the allotment of
       Shares in lieu of the whole or part of a dividend
       on Shares pursuant to the Articles of Association
       of the Company from time to time; shall not
       exceed the aggregate of:10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of passing
       this Resolution 5; and [if the Board of Directors
       is so authorized by a separate resolution of
       the shareholders of the Company] the aggregate
       nominal amount of share capital of the Company
       purchased by the Company subsequent to the
       passing of this Resolution 5 [up to a maximum
       equivalent to ten per cent. of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of passing
       this Resolution 5]; [Authority expires the
       earlier at the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or any applicable law to be held]

6.     Authorize the Board of Directors during the               Mgmt          For                            For
       relevant period of all the powers of the Company
       to purchase Shares on The Stock Exchange of
       Hong Kong Limited [the "Stock Exchange"] or
       any other stock exchange on which the Shares
       may be listed and which is recognized for this
       purpose by the Securities and Futures Commission
       and the Stock Exchange, in accordance with
       all applicable laws, including the Hong Kong
       Code on Share Repurchases and the Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong Kong Limited [as amended from time
       to time] the aggregate nominal amount of Shares
       which may be purchased or agreed conditionally
       or unconditionally to be purchased pursuant
       to the approval in this resolution above shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of passing of this Resolution
       6; [Authority expires the earlier at the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       law to be held]

7.     Authorize, conditional on the passing of Resolutions      Mgmt          For                            For
       5 and 6, the exercise by the Board of Directors
       of the powers referred to Resolution 5 in respect
       of the share capital of the Company referred
       to Resolution 5




--------------------------------------------------------------------------------------------------------------------------
 MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AKTIENGESELLSCHAFT IN MUENCHEN, MUENC            Agenda Number:  701486929
--------------------------------------------------------------------------------------------------------------------------
        Security:  D55535104
    Meeting Type:  AGM
    Meeting Date:  17-Apr-2008
          Ticker:
            ISIN:  DE0008430026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting    No vote
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.A    Submission of the report of the Supervisory               Non-Voting    No vote
       Board and the corporate governance report including
       the remuneration  report for the financial
       year 2007

1.B    Submission of the adopted Company financial               Non-Voting    No vote
       statements and management report for the financial
       year 2007,  the approved consolidated financial
       statements and management report for the Group
       for the financial year  2007, and the explanatory
       report on the information in accordance with
       Sections 289 para. 4 and 315 para. 4 of the
       German Commercial Code

2.     Resolution on the appropriation of the net retained       Mgmt          For                            For
       profi ts from the financial year 2007

3.     Resolution to approve the actions of the Board            Mgmt          For                            For
       of Management

4.     Resolution to approve the actions of the Supervisory      Mgmt          For                            For
       Board

5.     Authorisation to buy back and use own shares              Mgmt          For                            For

6.     Authorisation to buy back own shares using derivatives    Mgmt          For                            For

7.     Amendment to Article 15 of the Articles of Association    Mgmt          For                            For
       (Remuneration of the Supervisory Board)




--------------------------------------------------------------------------------------------------------------------------
 NESTLE SA, CHAM UND VEVEY                                                                   Agenda Number:  701442179
--------------------------------------------------------------------------------------------------------------------------
        Security:  H57312466
    Meeting Type:  OGM
    Meeting Date:  10-Apr-2008
          Ticker:
            ISIN:  CH0012056047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting    No vote
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     TO VOTE IN THE UPCOMING MEETING, YOUR NAME MUST           Registration  For                            Against
       BE NOTIFIED TO THE COMPANY REGISTRAR AS BENEFICIAL
       OWNER BEFORE THE RECORD DATE. PLEASE ADVISE
       US NOW IF YOU INTEND TO VOTE. NOTE THAT THE
       COMPANY REGISTRAR HAS DISCRETION OVER GRANTING
       VOTING RIGHTS. ONCE THE AGENDA IS AVAILABLE,
       A SECOND NOTIFICATION WILL BE ISSUED REQUESTING
       YOUR VOTING INSTRUCTIONS

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 NESTLE SA, CHAM UND VEVEY                                                                   Agenda Number:  701490790
--------------------------------------------------------------------------------------------------------------------------
        Security:  H57312466
    Meeting Type:  AGM
    Meeting Date:  10-Apr-2008
          Ticker:
            ISIN:  CH0012056047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting    Take No Action
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting    Take No Action
       MEETING NOTICE SENT UNDER MEETING 438827, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, annual financial               Mgmt          Take No Action
       statements of Nestle S.A., and consolidated
       financial statements of Nestle Group 2007,
       report of the Auditors

2.     Grant discharge to the Board of Directors and             Mgmt          Take No Action
       the Management

3.     Approve the appropriation of profits resulting            Mgmt          Take No Action
       from the balance sheet of Nestle S.A.

4.1.1  Elect Mr. Andreas Koopmann to the Board of Directors      Mgmt          Take No Action
       [for a term of 3 years]

4.1.2  Elect Mr. Rolf Haenggi to the Board of Directors          Mgmt          Take No Action
       [for a term of 3 years]

4.2.1  Elect Mr. Paul Bulcke to the Board of Directors           Mgmt          Take No Action
       [for a term of 3 years]

4.2.2  Elect Mr. Beat W. Hess to the Board of Directors          Mgmt          Take No Action
       [for a term of 3 years]

4.3    Re-elect KPMG SA as the Auditors [for a term              Mgmt          Take No Action
       of 1 year]

5.1    Approve CHF 10.1 million reduction in share               Mgmt          Take No Action
       capital via cancellation of 10.1 million

5.2    Approve 1:10 stock split                                  Mgmt          Take No Action

5.3    Amend the Article 5 and 5 BIS Paragraph 1 of              Mgmt          Take No Action
       the Articles of Association

6.     Approve the complete revision of the Articles             Mgmt          Take No Action
       of Association




--------------------------------------------------------------------------------------------------------------------------
 NINTENDO CO.,LTD.                                                                           Agenda Number:  701613083
--------------------------------------------------------------------------------------------------------------------------
        Security:  J51699106
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  JP3756600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 ROYAL KPN NV                                                                                Agenda Number:  701482565
--------------------------------------------------------------------------------------------------------------------------
        Security:  N4297B146
    Meeting Type:  AGM
    Meeting Date:  15-Apr-2008
          Ticker:
            ISIN:  NL0000009082
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening and announcements                                 Non-Voting    No vote

2.     Report by the Board of Management for the FY              Non-Voting    No vote
       2007

3.     Adopt the financial statements for the FY 2007            Mgmt          For                            For

4.     Explaination of the financial and dividend policy         Non-Voting    No vote

5.     Adopt the dividend over the FY 2007                       Mgmt          For                            For

6.     Grant discharge the members of the Board of               Mgmt          For                            For
       Management from liability

7.     Grant discharge the members of the Supervisory            Mgmt          For                            For
       board from liability

8.     Appoint the Auditor                                       Mgmt          For                            For

9.     Approve the arrangement in shares as longterm             Mgmt          For                            For
       incentive element of the remuneration package
       of members of the Board of Management

10.    Amend the remuneration for the Supervisory Board          Mgmt          For                            For

11.    Announcement concerning vacancies in the Supervisory      Non-Voting    No vote
       Board arising in 2009

12.    Authorize the Board of Management to resolve              Mgmt          For                            For
       that the Company may acquire its own shares

13.    Approve to reduce the capital through cancellation        Mgmt          For                            For
       of own shares

14.    Transact any other business and close the meeting         Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 RWE AG, ESSEN                                                                               Agenda Number:  701479455
--------------------------------------------------------------------------------------------------------------------------
        Security:  D6629K109
    Meeting Type:  AGM
    Meeting Date:  17-Apr-2008
          Ticker:
            ISIN:  DE0007037129
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 27 MAR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report, and the
       proposal of the appropriation of the distributable
       profit

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 1,771,586,622.55 as follows:
       Payment of a dividend of EUR 3.15 per no-par
       share EUR 10,872.55 shall be carried forward
       Ex-dividend and payable date: 18 APR 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       PricewaterhouseCoopers AG, Essen

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at a price differing neither more than 10%
       from the market price of the shares if they
       are acquired through the stock exchange, nor
       more than 20% if they are acquired by way of
       a repurchase offer, on or before 16 OCT 2009;
       the Company shall also be authorized to use
       put and call options for the repurchase of
       up to 5% of its own shares, on or before 16
       OCT 2009; the price paid and received for such
       options shall not deviate more than 5% from
       their theoretical market value, the price paid
       for own shares shall not deviate more than
       20% from the market price of the shares the
       Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the stock exchange or an offer to all
       shareholders if the shares are sold at a price
       not materially below their market price, to
       use the shares in connection with mergers and
       acquisitions, and to retire the shares

7.     Resolution on the creation of new authorized              Mgmt          For                            For
       capital, and the corresponding amendment to
       the Article of Association; the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to increase the Company's
       share capital by up to EUR 287,951,360 through
       the issue of new bearer no-par shares against
       payment in cash or kind, on or before 16 APR
       2013; Shareholders shall be granted subscription
       rights except for a capital increase of up
       to 10% of the Company's share capital against
       payment in cash if the new shares are issued
       at a price not materially below their market
       price, for a capital increase against payment
       in kind in connection with mergers and acquisitions,
       and for residual amounts

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 SAMCHULLY CO LTD                                                                            Agenda Number:  701466460
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7467M105
    Meeting Type:  AGM
    Meeting Date:  21-Mar-2008
          Ticker:
            ISIN:  KR7004690004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statement, income statement,        Mgmt          For                            For
       balance sheet and proposed disposition of retained
       earning 42nd

2.     Approve the partial amendment of the Articles             Mgmt          For                            For
       of Incorporation

3.     Elect 5 Standing-Directors and 1 Non-Standing             Mgmt          For                            For
       Director

4.     Appoint the Member for the Audit Committee who            Mgmt          For                            For
       is External Director

5.     Approve the remuneration limit for the Directors          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SCOTTISH AND SOUTHERN ENERGY PLC, PERTH                                                     Agenda Number:  701309987
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7885V109
    Meeting Type:  AGM
    Meeting Date:  26-Jul-2007
          Ticker:
            ISIN:  GB0007908733
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the reports          Mgmt          For                            For
       of the Directors and the Auditors for the FYE
       31 MAR 2007

2.     Approve the remuneration report of the Board              Mgmt          For                            For
       for the FYE 31 MAR 2007

3.     Declare a final dividend for the YE 31 MAR 2007           Mgmt          For                            For
       of 39.9 pence per ordinary share

4.     Elect Mr. Nick Baldwin as a Director of the               Mgmt          For                            For
       Company

5.     Elect Mr. Richard Gillingwater as a Director              Mgmt          For                            For
       of the Company

6.     Re-elect Mr. Alistair Phillips-Davies as a Director       Mgmt          For                            For
       of the Company

7.     Re-elect Sir. Kevin Smith as a Director of the            Mgmt          For                            For
       Company

8.     Appoint KPMG Audit PLC as the Auditor of the              Mgmt          For                            For
       Company to hold Office until the conclusion
       of this meeting until the conclusion of the
       next general meeting at which financial statements
       are laid before the Company

9.     Authorize the Directors to determine the Auditors'        Mgmt          For                            For
       remuneration

10.    Authorize the Directors, for the purpose of               Mgmt          For                            For
       Section 80 of the Companies Act 1985, to allot
       relevant securities [as defined within that
       Section] up to an aggregate nominal amount
       of GBP 143,668,653; [Authority expires at the
       conclusion of the next AGM of the Company];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.11   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 10 and pursuant to Section 95
       of the Companies Act 1985 [the Act], to allot
       equity securities [Section 94 of the Act] wholly
       for cash pursuant to the authority conferred
       by Resolution 10, disapplying the statutory
       pre-emption rights [Section 89(1) of the Act],
       provided that this power is limited to the
       allotment of equity securities: a) in connection
       with an offer of such securities by way of
       rights to holders of ordinary shares in proportion
       [as nearly as may be practicable] to their
       respective holdings of such shares, but subject
       to such exclusions or other arrangements as
       the Directors may deem necessary or expedient
       in relation to fractional entitlements or any
       legal or practical problems under the Laws
       of any territory, or the requirements of any
       regulatory body or stock exchange; and b) up
       to an aggregate nominal amount of GBP 21,550,298;
       [Authority expires at the conclusion of the
       next AGM of the Company]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.12   Authorize the Company, pursuant to the Article            Mgmt          For                            For
       12 of the Articles of Association and for the
       purpose of Section 166 of the Companies Act
       1985 [the Act], to make 1 or more market purchases
       [Section 163(3) of the Act] of up to 86,201,192
       ordinary shares, representing 10% of the Company's
       issued ordinary share capital, of 50p each
       in the capital of the Company, at a minimum
       price of 50p and the maximum price not more
       than 5% above the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days; [Authority expires the earlier
       of the conclusion of the Company's next AGM
       or 15 months]; and the Company, before the
       expiry, may make a contract to purchase ordinary
       shares which will or may be executed wholly
       or partly after such expiry

13.    Authorize the company to send or supply documents         Mgmt          For                            For
       or information to Members by making them available
       on a website

14.    Approve to increase the limitation on the maximum         Mgmt          For                            For
       potential value of awards which may be granted
       in any FY to any executive under Rule 3.5 of
       Scottish and Southern Energy Performance Share
       Plan from 100% of base salary to 150% of base
       salary




--------------------------------------------------------------------------------------------------------------------------
 SIBIR ENERGY PLC, LONDON                                                                    Agenda Number:  701352673
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7676S125
    Meeting Type:  EGM
    Meeting Date:  18-Sep-2007
          Ticker:
            ISIN:  GB00B04M0Q71
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, in accordance     Mgmt          For                            For
       with Section 80 of the Companies Act 1985 [the
       "Act"] [and in substitution for any existing
       authority to allot relevant securities, save
       to the extent previously exercised] to allot
       the relevant securities [Section 80(2) of the
       Act] up to an aggregate nominal amount of GBP
       8,520,631.00; [Authority expires 18 calendar
       months from the date of passing of this resolution];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry and such authority shall be in
       substitution for all authorities previously
       conferred upon the Directors pursuant to Section
       80 of the Act

S.2    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Companies Act and Article 6 of the
       Articles of Association of the Company, to
       allot equity securities [Section 94(2) of the
       Act] of the Company for cash pursuant to the
       authority conferred by Resolution 1, disapplying
       the statutory pre-emption rights [Section 89(1)],
       provided that this power is limited to the
       allotment of equity securities up to an aggregate
       nominal amount of GBP 1,549,205.60 to OJSC
       Tsentralnaya Toplivnaya Kompaniya [Central
       Fuel Company] as specified

S.3    Adopt the amended Articles of Association, as             Mgmt          For                            For
       specified, as the Articles of Association of
       the Company in substitution for and to the
       exclusion of the existing Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 SIBIR ENERGY PLC, LONDON                                                                    Agenda Number:  701352685
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7676S125
    Meeting Type:  AGM
    Meeting Date:  18-Sep-2007
          Ticker:
            ISIN:  GB00B04M0Q71
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the accounts of the Company             Mgmt          Against                        Against
       for the FYE 31 DEC 2006, together with the
       report of the Directors of the Company and
       the Auditors of the Company on those accounts

2.     Re-elect Mr. U. Haener as a Director of the               Mgmt          For                            For
       Company, who retires by rotation

3.     Re-elect Mr. S. Detmer as a Director of the               Mgmt          For                            For
       Company, who retires by rotation

4.     Re-appoint Ernst & Young as the Auditors of               Mgmt          For                            For
       the Company to hold office until the conclusion
       of the next general meeting at which the accounts
       are laid before the Company

5.     Authorize the Directors of the Company to determine       Mgmt          For                            For
       the remuneration of the Auditors for the ensuing
       year




--------------------------------------------------------------------------------------------------------------------------
 TELEFONICA S A                                                                              Agenda Number:  701508725
--------------------------------------------------------------------------------------------------------------------------
        Security:  879382109
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2008
          Ticker:
            ISIN:  ES0178430E18
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.     Examination and approval, if appropriate, of              Mgmt          For                            For
       the Individual Annual Accounts, of the Consolidated
       Financial Statements and of the Management
       Report of Telefonica, S.A. and its Consolidated
       Group of Companies, as well as of the proposed
       allocation of profits/lossed of Telefonica,
       S.A. and of the management of its Board of
       Directors, all with respect to the Fiscal Year
       2007.

II.1   Re-election of Mr. Jose Fernando de Almansa               Mgmt          For                            For
       Moreno-Barreda to the Board of Directors.

II.2   Ratification of the interim appointment of Mr.            Mgmt          For                            For
       Jose Maria Abril Perez to the Board of Directors.

II.3   Ratification of the interim appointment of Mr.            Mgmt          For                            For
       Francisco Javier de Paz Mancho to the Board
       of Directors.

II.4.  Ratification of the interim appointment of Ms.            Mgmt          For                            For
       Maria Eva Castillo Sanz to the Board of Directors.

II.5.  Ratification of the interim appointment of Mr.            Mgmt          For                            For
       Luiz Fernando Furlan to the Board of Directors.

III.   Authorization to acquire the Company's own shares,        Mgmt          For                            For
       either directly or through Group Companies.

IV.    Reduction of the share capital through the cancellation   Mgmt          For                            For
       of shares of treasury stock, excluding creditors'
       right to object, and amendment of the article
       of the By-Laws relating to the share capital.

V.     Appointment of the Auditors of the Company for            Mgmt          For                            For
       the Fiscal Year 2008.

VI.    Delegation of powers to formalize, interpret,             Mgmt          For                            For
       cure and carry out the resolutions adopted
       by the shareholders at the General Shareholders'
       Meeting.




--------------------------------------------------------------------------------------------------------------------------
 TOYOTA MOTOR CORPORATION                                                                    Agenda Number:  701616027
--------------------------------------------------------------------------------------------------------------------------
        Security:  J92676113
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2008
          Ticker:
            ISIN:  JP3633400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

2.19   Appoint a Director                                        Mgmt          For                            For

2.20   Appoint a Director                                        Mgmt          For                            For

2.21   Appoint a Director                                        Mgmt          For                            For

2.22   Appoint a Director                                        Mgmt          For                            For

2.23   Appoint a Director                                        Mgmt          For                            For

2.24   Appoint a Director                                        Mgmt          For                            For

2.25   Appoint a Director                                        Mgmt          For                            For

2.26   Appoint a Director                                        Mgmt          For                            For

2.27   Appoint a Director                                        Mgmt          For                            For

2.28   Appoint a Director                                        Mgmt          For                            For

2.29   Appoint a Director                                        Mgmt          For                            For

2.30   Appoint a Director                                        Mgmt          For                            For

3      Allow Board to Authorize Use of Stock Options             Mgmt          For                            For

4      Approve Purchase of Own Shares                            Mgmt          For                            For

5      Approve Payment of Accrued Benefits associated            Mgmt          Against                        Against
       with Abolition of Retirement   Benefit System
       for Current Corporate Auditors

6      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Auditors

7      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 UBISOFT ENTERTAINMENT, MONTREUIL                                                            Agenda Number:  701278207
--------------------------------------------------------------------------------------------------------------------------
        Security:  F9396N106
    Meeting Type:  MIX
    Meeting Date:  04-Jul-2007
          Ticker:
            ISIN:  FR0000054470
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions. The following
       applies to Non-Resident Shareowners: Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the YE on 31 MAR 2007; accordingly,
       grant permanent discharge to the Directors
       for the performance of their duties during
       the said FY

O.2    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       FY be appropriated as follows: earnings for
       the FY: EUR 16,047,402.52; to the retained
       losses account: EUR 13,406,663.08; balance:
       EUR 2, 640,739.44: legal reserve: EUR 198,186.54,
       balance to the other reserves account: EUR
       2,442,552.90

O.3    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said FY

O.4    Receive the special report of the Auditors on             Mgmt          Against                        Against
       agreements governed by Article L.225-40 ET
       sequence of the French Commercial Code and
       approve the new Agreements entered into and
       the ones which remained in force during the
       FY referred to therein

O.5    Approve to renew the appointment of Mr. Yves              Mgmt          Against                        Against
       Guillemot as a Director for a 6-year period

O.6    Approve to renew the appointment of Mr. Michel            Mgmt          Against                        Against
       Guillemot as a Director for a 6-year period

O.7    Approve to renew the appointment of Mr. Claude            Mgmt          Against                        Against
       Guillemot as a Director for a 6-year period

O.8    Approve to renew the appointment of Mr. Gerard            Mgmt          Against                        Against
       Guillemot as a Director for a 6-year period

O.9    Approve to renew the appointment of Mr. Christian         Mgmt          Against                        Against
       Guillemot as a Director for a 6-year period

O.10   Approve to renew the appointment of Mr. Marc              Mgmt          Against                        Against
       Fiorentino as a Director for a 6-year period

O.11   Approve to renew the appointment of the Company           Mgmt          For                            For
       KPMG SA, represented by Mr. Laurent Prevost,
       as a Statutory Auditor for a 6-year period

O.12   Appoint Mr. Prashant Shah, to replace Mr. Pierre          Mgmt          For                            For
       Berthelot, as a Deputy Auditor for a 6-year
       period

O.13   Authorize the Board of Directors to buy back              Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions specified: maximum purchase
       price: EUR 70.00, maximum number of shares
       to be acquired: 10% of the share capital, maximum
       funds invested in the share buybacks: EUR 317,887,276.00;
       [Authority expires at the end of 18-month period];
       it cancels, effective immediately, for the
       unused portion thereof, the authority granted
       by the combined shareholders' meeting of 25
       SEP 2006; and to take all necessary measures
       and accomplish all necessary formalities

O.14   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law

E.15   Authorize the Board of Directors to proceed               Mgmt          For                            For
       with the reduction of the share capital, on
       1 or more occasions, at its sole discretion,
       by canceling all or part of the shares held
       by the Company in connection with various Stock
       purchase plans, up to a maximum of 10% of the
       share capital over a 24-Month period; [Authority
       expires at the end of 18 month period]; it
       cancels effective immediately, for the unused
       portion thereof, the authority granted by the
       combined shareholders' meeting of 25 SEP 2006

E.16   Authorize the Board of Directors to proceed               Mgmt          For                            For
       with the issue, in 1 or more occasions, in
       France or Abroad, with the shareholders' preferred
       subscription rights maintained of shares or
       any securities giving access to the capital;
       the maximal nominal amount of capital increases
       to be carried out under this delegation of
       authority shall not exceed EUR 2,000,000.00;
       [Authority expires at the end of 26-month period];
       it supersedes any and all earlier delegation
       to the same effect; and to take all necessary
       measures and accomplish all necessary formalities

E.17   Authorize the Board of Directors to proceed               Mgmt          Against                        Against
       with the issue, in 1 or more occasions, in
       France or Abroad, with cancellation of the
       shareholders' preferred subscription rights,
       of shares or any securities giving access to
       the capital; the maximal nominal amount of
       capital increases to be carried out under this
       delegation of authority shall not exceed EUR
       2,000,000.00; [Authority expires at the end
       of 26-month period], it supersedes and all
       earlier Delegations to the same effect; and
       to take all necessary measures and accomplish
       all necessary formalities

E.18   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on 1 or more occasions at
       its sole discretion, in favor of employees
       and former employees of the Company and related
       Companies who are Members of a Company Savings
       Plan; [Authority expires at the end of 26-month
       period] and for a nominal amount that shall
       not exceed 0.05% of the share capital; this
       Delegation of powers supersedes any and all
       earlier Delegations to the same effect; and
       to take all necessary measures and accomplish
       all necessary formalities

E.19   Authorize the Board of Directors all powers               Mgmt          Against                        Against
       to grant, in 1 or more transactions, in favor
       of Members of the employees and the Corporate
       Officers of the Company and related Companies
       options giving the right to subscribe or to
       purchase ordinary shares of the Company, it
       being provided that the options shall not give
       rights to a total number of Shares, which shall
       exceed 3.50% of the existing shares; [Authority
       is granted for a 38-Month period]; it cancels,
       effective immediately, for the unused portion
       thereof, the authority granted by the combined
       Shareholders' meeting of 25 SEP 2006; and to
       take all necessary measures and accomplish
       all necessary formalities

E.20   Authorize the Board of Directors to grant, for            Mgmt          Against                        Against
       free, on 1 or more occasions, existing or future
       shares in favor of the employees of the Corporate
       Officers of the Company and related Companies;
       they may not represent more than 0.50% of the
       share capital; [Authority expires at the end
       of 38 month period]; and to take all necessary
       measures and accomplish all necessary formalities

E.21   Authorize the Board of Directors to proceed               Mgmt          For                            For
       with one or more occasions, up to a maximum
       nominal amount of 0.50% of the share capital
       by issuance of ordinary shares of the Company,
       with cancellation of the preferred subscription
       rights in favor of the employees and Corporate
       Officers of the Company; the head office of
       which is located abroad [hereunder the Subsidiaries];
       [Authority expires at the end of 18-month period];
       it supersedes any and all earlier Delegations
       to the same effect; and to take all necessary
       measures and accomplish all necessary formalities

E.22   Authorize the Board of Directors all powers               Mgmt          For                            For
       to proceed in 1 or more issues, with the issuance
       of ordinary Shares of the Company the subscription
       of which is reserved for the former BSAR 2008
       holders concerned by an early refund of 26
       FEB 2007; consequently the shareholders meeting
       decides that the capital increases shall not
       give right to the issuance of a number of ordinary
       shares [of a par value of EUR 0.155 each] exceeding
       238,762 shares; and to take all necessary measures
       and accomplish all necessary formalities

E.23   Approve to set the overall ceiling of the capital         Mgmt          For                            For
       increase as follows: the issue(s) of ordinary
       shares securities with shareholders' preferred
       rights maintained, specified in Resolution
       No 16, shall not give rights to maximum nominal
       amount of capital increase exceeding EUR 2,000,000.00,
       the issues of ordinary shares or securities,
       with cancellation of the shareholders' preferred
       rights, specified Resolution No. 17 shall not
       give right to maximum nominal amount of capital
       increase exceeding EUR 2,000,000.00, the issues
       of ordinary shares or securities, with cancellation
       of the shareholders' preferred rights, in favor
       of the employees and former employees who are
       Members of an enterprise Savings Plan, specified
       in Resolution No. 18, shall not exceed 0.05%
       of the share capital, the number of ordinary
       Shares to be granted for free, set forth in
       resolution No. 20, shall not exceed 0.50% of
       the number of ordinary shares, the issues of
       ordinary shares or securities giving access
       to the capital with cancellation of the shares
       preferred rights, in favor of the employees
       and Corporate Officers of the subsidiaries
       of the Company; the head office of which is
       abroad specified in Resolution No. 21 shall
       not exceed 0.50% of the share capital, the
       issues of the ordinary shares or Securities,
       in favor of former BSAR 2008 holders, specified
       in Resolution No. 22, shall not exceed a number
       of 238,762 shares

E.24   Amend the Article of the By-laws No. 6 related            Mgmt          Against                        Against
       to the exceeding of the thresholds

E.25   Amend Article of the Bylaws No. 14 related to             Mgmt          For                            For
       the shareholders' meeting to bring into conformity
       the terms and conditions to participate in
       the shareholders' meeting with Article R.225-85
       of the French Commercial Code

E.26   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN THE AMOUNTS OF RESOLUTION O.13. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 UBS AG                                                                                      Agenda Number:  701438093
--------------------------------------------------------------------------------------------------------------------------
        Security:  H89231338
    Meeting Type:  EGM
    Meeting Date:  27-Feb-2008
          Ticker:
            ISIN:  CH0024899483
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting    No vote
       IN THIS MARKET.  PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     TO VOTE IN THE UPCOMING MEETING, YOUR NAME MUST           Registration  Against                        Against
       BE NOTIFIED TO THE COMPANY REGISTRAR AS BENEFICIAL
       OWNER BEFORE THE RECORD DATE.  PLEASE ADVISE
       US NOW IF YOU INTEND TO VOTE.  NOTE THAT THE
       COMPANY REGISTRAR HAS DISCRETION OVER GRANTING
       VOTING RIGHTS.  ONCE THE AGENDA IS AVAILABLE,
       A SECOND NOTIFICATION WILL BE ISSUED REQUESTING
       YOUR VOTING INSTRUCTIONS

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 UBS AG                                                                                      Agenda Number:  701457877
--------------------------------------------------------------------------------------------------------------------------
        Security:  H89231338
    Meeting Type:  EGM
    Meeting Date:  27-Feb-2008
          Ticker:
            ISIN:  CH0024899483
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    Take No Action
       ID 443208 DUE TO RECEIPT OF ADDITIONAL RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting    Take No Action
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting    Take No Action
       MEETING NOTICE SENT UNDER MEETING 437075, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.A    Information request                                       Non-Voting    Take No Action

1.B    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Take No Action
       PROPOSAL: Approve the request for a Special
       Audit [Sonderprufung] by Ethos

2.     Approve the stock dividend; the creation of               Mgmt          Take No Action
       authorized capital; and approval of the Articles
       4b of the Articles of Association

3.1    Approve the mandatory Convertible Notes; the              Mgmt          Take No Action
       creation of conditional capital; and  approval
       of Article 4a Paragraph 3 of the Articles of
       Association

3.2    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Take No Action
       PROPOSAL: Approve the ordinary capital increase,
       with right offering




--------------------------------------------------------------------------------------------------------------------------
 UNICREDIT S.P.A., GENOVA                                                                    Agenda Number:  701506454
--------------------------------------------------------------------------------------------------------------------------
        Security:  T95132105
    Meeting Type:  MIX
    Meeting Date:  08-May-2008
          Ticker:
            ISIN:  IT0000064854
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE MEETING HELD ON 28 APR               Non-Voting    Take No Action
       2008 HAS BEEN POSTPONED AND THAT THE SECOND
       CONVOCATION WILL BE HELD ON 08 MAY 2008. IF
       YOU HAVE ALREADY SENT YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.

O.1    Approve the balance sheet as of 31 DEC 2007,              Mgmt          Take No Action
       to gether with Board of Directors and the auditing
       Company report Board of Auditors report presentation
       of consolidated balance sheet

O.2    Approve the profits allocation                            Mgmt          Take No Action

O.3    Approve the Long Term Incentive Plan 2008 for             Mgmt          Take No Action
       the Top Management of the Group Unicredit

O.4    Approve the Shareholding Plan for all Unicredit           Mgmt          Take No Action
       Group Employees

O.5    Appoint the Directors                                     Mgmt          Take No Action

O.6    Approve the determine the emoluments to the               Mgmt          Take No Action
       Member of the Board of Directors

O.7    Amend the Articles 1, 2, 8, 9, 18, 19 and 20              Mgmt          Take No Action
       of Unicredit Group Meeting regulations

O.8    Approve the emoluments for saving the shareholders        Mgmt          Take No Action
       common representative

O.9    Authorize the current activites as per the Article        Mgmt          Take No Action
       2390 of the civil code

E.1    Authorize the Board of Directors, in compliance           Mgmt          Take No Action
       with the Article 2443 of the civil code, the
       authority to resolve, on 1 or more occasions
       for a maximum period of 1 year starting from
       the date of the shareholders resolution, a
       corporate capital increase, with no option
       right, of max EUR 61,090,250 corresponding
       to up to 122,180,500 unicredit ordinary shares
       with NV EUR 0.50 each, reserved to the Management
       of the holding and of group banks and Companies
       who hold position s of particular importance
       for the purposes of achieving the groups overall
       objectives consequent amendments to the Articles
       of Association

E.2    Authorize the Board of Directors, in compliance           Mgmt          Take No Action
       with the Article 2443 of the civil code, the
       authority to resolve, on one or more occasions
       for a maximum period of 5 years starting from
       the date of the shareholders resolution, a
       free corporate capital increase, of maxeur
       12,439,750 corresponding to up to 24,879,500
       unicredit ordinary shares with NV EUR 0.50
       each, reserved to the Management of the holding
       and of group banks and companies who hold positions
       of particular importance for the purposes of
       achieving the groups overall objectives consequent
       amendments to the Articles of Association

E.3    Approve the repeal of the Section [vi] [of the            Mgmt          Take No Action
       Executive Committee] and of the Articles 27,
       28, 29, 30, 31, 32 of the Corporate By Laws
       and related renumbering of the following Sections
       and the Articles amendment of the Articles
       1, 2, 4, 5, 6, 8, 9, 17, 21, 22, 23, 26, 27,
       28, 29 [as renumbered after the elimination
       of the Articles 27, 28, 29, 30, 31, 32] of
       the Corporate By Laws




--------------------------------------------------------------------------------------------------------------------------
 VINCI SA, RUEIL MALMAISON                                                                   Agenda Number:  701528741
--------------------------------------------------------------------------------------------------------------------------
        Security:  F5879X108
    Meeting Type:  MIX
    Meeting Date:  15-May-2008
          Ticker:
            ISIN:  FR0000125486
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, the consolidated financial
       statements for FY, in the form presented to
       the meeting, consolidated earnings for FY:
       EUR 1,461,000,000.00

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the Company's
       financial statements for the YE in 31 DEC 2007,
       earnings for the FY: EUR 4,513,000,000.00

O.3    Approve the earnings for the FY:EUR 4,513,174,930.57,     Mgmt          For                            For
       retained earnings: EUR 3,624,515,550.96 and
       distributable income: EUR 8,137,690,481.53
       and the recommendations of the Board of Directors
       and resolves that the income for the FY be
       appropriated as follows: legal reserve: EUR
       3,838,464.00, dividends as deposit: EUR 220,740,951.53,
       dividends as balance: EUR 493,260,426.75, retained
       earnings: EUR 7,419,850,639.25, balance available
       for distribution: EUR 8,137,690,481.53 in the
       event that the Company holds some of its own
       shares on such date, the amount of the unpaid
       dividend on such shares shall be allocated
       to the retained earnings account, and reminds
       that an interim dividend of EUR 0.47 was already
       paid on 20 DEC 2007, the remaining dividend
       of EUR 1.05 will be paid on 01 JAN 2007, and
       will entitle natural persons to the 50% allowance,
       as required by law, it is reminded that, for
       the last 3 FY, the dividends paid, were as
       follows: EUR 3.50 for FY 2004, EUR 2.00 for
       FY 2005, EUR 2.65 for FY 2006

O.4    Approve to decides to offer to every shareholders         Mgmt          For                            For
       the possibility of opting for the payment in
       new shares of the Company, the shareholders
       can opt for the payment of the balance of the
       cash dividend or in shares between 23 MAY 2008
       and 09 JUN 2008, beyond this date, the balance
       of the dividend will be paid only in case;
       and authorize the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

O.5    Approve to renew the appointment of Mr. Dominique         Mgmt          Against                        Against
       Bazy as a Director for a 4 year period

O.6    Approve to renew the appointment of Mr. Quentin           Mgmt          For                            For
       Davies as a Director for a 4 year period

O.7    Appoint Mr. Denis Vernoux as a Director for               Mgmt          Against                        Against
       a 4 year period

O.8    Appoint Mr. Jean Louis Depoues as a Director              Mgmt          Against                        Against
       for a 4 year period

O.9    Appoint the Mr. Bernhard Klemm as a Director              Mgmt          Against                        Against
       for a 4 year period

O.10   Appoint the Mr. Jean Ceccaldi as a Director               Mgmt          Against                        Against
       for a 4 year period

O.11   Appoint the Mr. Alain Dupont as a Director for            Mgmt          Against                        Against
       a 4 year period

O.12   Appoint the Mr. Michel Daire as Director for              Mgmt          Against                        Against
       a 4 year period

O.13   Authorize the Board of Directors to trade in              Mgmt          For                            For
       the Company's shares on the Stock Market, subject
       to the conditions described below: maximum
       purchase price: EUR 80.00 maximum number of
       shares to be acquired: 10% of the share capital,
       maximum funds invested in the share buybacks:
       EUR 3,000,000,000.00; and supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 10 MAY 2007 in its
       Resolution 11, and to take all necessary measures
       and accomplish all necessary formalities[Authority
       expires at the end of 18 month period]

O.14   Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L 225.38 of
       the French Commercial Code, and approve the
       Divestment of Vinci of his participation in
       Cofiroute

O.15   Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L 225.38 of
       the French Commercial Code, and approve the
       loan to finance the acquisition of the participation
       in Cofiroute

O.16   Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L 225.38 of
       the French Commercial Code, and approve the
       said report between Vinci, Cofiroute and Operadoradel
       Bosque

O.17   Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L 225.38 of
       the French Commercial Code, and approve the
       installment of the pension

E.18   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions and at
       its sole discretion, by canceling all or part
       of the shares held by the Company in connection
       with a stock repurchase plan, up to a maximum
       of 10% of the share capital over a 24 months
       period; this authorization supersedes the fraction
       unused of 10 MAY 2007 in its Resolution 15[Authority
       expires at the end of 18 month period]

E.19   Authorize the Board of Directors the necessary            Mgmt          For                            For
       to increase the capital on 1 or more occasions,
       in France or abroad, with preferred subscription
       rights maintained, of share and debt5 securities;
       and to cancel the shareholders' preferential
       subscription rights and this authorization
       supersedes the fraction unused of 10 MAY 2007
       in its Resolution 18 and 19, settle in 100,000,000.00
       and authorization supersedes the fraction unused
       of the authorization granted by the shareholders
       meeting of 10 MAY 2007 in its Resolution16,18,19,20
       and 25, settle in 200,000,000.00, the number
       of shares acquired by the Company with a view
       to their retention or their subsequent delivery
       in payment or exchange as part of a merger,
       divestment or capital contribution cannot exceed
       5% of its capital, and to take all necessary
       measures and accomplish all necessary formalities[Authority expires at the end of 26 month period]

E.20   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on 1 or more occasions, existing or future
       shares, in favor of the employees or the Corporate
       officers of the Company and related Companies,
       they may not represent more than 1% of the
       share capital; and to take all necessary measures
       and accomplish all necessary formalities [Authority
       expires at the end of 38 month period]

E.21   Grant full powers to the Bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Global Growth Portfolio
By (Signature)       /s/ Duncan W. Richardson
Name                 Duncan W. Richardson
Title                President
Date                 08/26/2008